Registration No. 33-61542
                                                       Registration No. 811-7662


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. / /
                         Post-Effective Amendment No. 23

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 23

                           U.S. GLOBAL ACCOLADE FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

        Registrant's Telephone Number, including Area Code (210) 308-1234


Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on February 28, 2004, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a) of Rule 485

/ / on ___________, pursuant to paragraph (a) of Rule 485.

================================================================================
PART A. INFORMATION REQUIRED IN A PROSPECTUS (ITEMS 1 - 9)
================================================================================

Prospectus

Bonnel Growth Fund

FEBRUARY 28, 2004

                    The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           U.S. GLOBAL ACCOLADE FUNDS

                          [U.S. Global Investors logo]

CONTENTS

RISK/RETURN SUMMARY                                                1

PERFORMANCE                                                        2

FEES AND EXPENSES                                                  4

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS                  5

FUND MANAGEMENT                                                    7

HOW TO BUY SHARES                                                  9

HOW TO SELL (REDEEM) SHARES                                       12

HOW TO EXCHANGE SHARES                                            13

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS             14

OTHER INFORMATION ABOUT YOUR ACCOUNT                              17

ADDITIONAL INVESTOR SERVICES                                      18

DISTRIBUTIONS AND TAXES                                           18

FINANCIAL HIGHLIGHTS                                              20

RISK/RETURN SUMMARY

Investment Objective
The Bonnel Growth Fund seeks long-term growth of capital.

The fund's trustees may change the objective without a shareholder vote upon a 30-day written notice. If there is a material change to the fund's objective or policies, you should consider whether the fund remains an appropriate investment for you.

The fund is a series of the U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Bonnel, Inc. (Sub-Adviser).

Main Investment Strategies
The fund invests primarily in a diversified portfolio of common stocks. In general, the fund's Sub-Adviser uses a growth-style process to choose companies for investment. A growth company is one that has had superior growth, profitability, and quality relative to companies in the same industry and that is expected to continue such performance. The fund may, from time-to-time, invest a significant amount of its total assets in certain sectors such as technology, healthcare, financial services, etc. The fund may also invest in companies of all sizes; however, the Sub-Adviser currently focuses on small- and medium-sized companies.

Main Risks
The fund is designed for long-term investors and is not a complete investment program. You may lose money by investing in the fund.

Market Risk
The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

Portfolio Management
The skill of the Sub-Adviser will play a significant role in its analysis of companies, companies' sectors, economic trends, the relative attractiveness of different market capitalizations, or other matters.

Small- and Medium-Sized Company Risk
The Sub-Adviser's investment focus on small- and medium-sized companies involves greater risk than a fund that invests primarily in larger, more established companies. The stocks of small- and medium-sized companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines, and less liquid trading markets for their stock. The fund's share price may experience greater volatility when the fund is more heavily invested in small companies.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If the fund's growth stocks do not produce the predicted earnings growth, their share price may drop, and the fund's net asset value may decline.

PERFORMANCE
The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year.

Annual Total Returns (as of December 31 each year)

[GRAPHIC: BAR CHART CREATED FROM DATA POINTS IN FOLLOWING CHART]

1995     45.22%
1996     27.94%
1997     10.31%
1998     27.14%
1999     81.45%
2000    -17.22%
2001    -27.28%
2002    -19.51%
2003     21.74%


Best quarter shown in the bar chart above: 52.58% in fourth quarter 1999

Worst quarter shown in the bar chart above: (23.40)% in first quarter 2001

The table below compares the fund's average annual returns for the past one- and five-year periods, as well as for the life of the fund, to those of unmanaged indexes.

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                                          INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2003)          1 YEAR    5 YEARS  10/17/94
  BONNEL GROWTH FUND
    RETURN BEFORE TAXES                               21.74%    1.37%    11.89%
    RETURN AFTER TAXES ON DISTRIBUTIONS               21.74%   (1.18)%    9.16%
    RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES                         14.13%    0.30%     9.16%
  S&P 500 Total Return Index*                         28.68%   (0.57)%   11.69%
  S&P Mid-Cap 400 Index**                             35.59%    9.20%    15.26%
  Russell 2000 Index(R)***                            47.25%    7.13%    10.41%




*The S&P 500 Total Return Index is a widely recognized index of common stock prices of U.S. companies. The returns for the S&P 500 Total Return Index reflect no deduction for fees, expenses or taxes.

**The S&P Mid-Cap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The returns for the S&P Mid-Cap 400 Index reflect no deduction for fees, expenses or taxes.

***The Russell 2000 Index(R) consists of the 2,000 smallest companies in the Russell 3000 Index(R), a widely recognized small-cap index. The returns for the Russell 2000 Index(R) reflect no deduction for fees, expenses or taxes.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

Shareholder Transaction Expenses--Direct Fees
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These fees are paid directly from your investment. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires. The fund reserves the right to waive these fees for certain accounts.

  Maximum sales charge (load) imposed on purchases            None
  Account closing fee(1)                                       $10
  Administrative exchange fee                                   $5
  Small account fee(2)                                         $24
  Short-term trader's fee (If shares are exchanged or
    redeemed in less than 30 days)(3)                         0.25%

(1) Does not apply to exchanges.

(2) $6.00 per quarter for account balances less than $5,000 on the last business day of the quarter. (See "Account Minimums" on page 15 for exemptions and other pertinent information).

(3) These fees are applied to the total account balance, including reinvested dividends on a first in, first out basis. These fees do not apply to certain shareholders participating in omnibus accounts. (See "Short-Term Trading Fee" section on page 15 for pertinent information.)

Annual Fund Operating Expenses--Indirect Fees
Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2003.

  Management fees                                             1.00%
  Distribution (12b-1) fees                                   0.11%
  Other expenses                                              0.67%
  Total annual fund operating expenses                        1.78%

Example of Effect of the Fund's Operating Expenses
This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

 * You invest $10,000.

 * Your investment has a 5% annual return.*

 * The fund's operating expenses remain the same.*

 * All dividends and distributions are reinvested.

Although your actual expenses may be higher or lower, based on these assumptions, you would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $191     $570     $974      $2,105

You would pay the following expenses if you did not redeem your shares:

    1 YEAR   3 YEARS   5 YEARS  10 YEARS
     $181     $560       $964    $2,095


*Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

Investment Process
In selecting stocks for the fund, the Sub-Adviser, Bonnel, Inc., initially applies a "top-down" analysis of the markets. This means that the Sub-Adviser considers the growth potential of the capitalization categories (i.e., small, medium, and large) and industry sectors. The Sub-Adviser chooses common stocks within those categories that have the potential for capital appreciation. The Sub-Adviser analyzes a company's capital appreciation potential based on various investment criteria, which may include earnings figures, equity ownership by management, market leadership, strong management, price-to-earnings ratios, debt-to equity-ratios, stock price movement, magnitude of trading volume, and the general growth prospects of the company. The Sub-Adviser considers the same criteria when making decisions to sell common stocks held by the fund. The fund may invest in companies of all sizes;

however, the current make-up of the fund reflects a focus on companies with market capitalizations of less than $10 billion (medium- and small-capitalization) at the time of initial purchase. The skill of the Sub-Adviser will play a significant role in the fund's ability to achieve its investment objective.

General Portfolio Policies

Principal Types of Investments and Related Risks
Under normal market conditions, at least 80% of the fund's total assets will be invested in equity securities, which include common stock and securities convertible into common stock and preferred stock. Because the fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business, and economic conditions. If this occurs, the fund's share price may also decrease.

Other Types of Investments, Related Risks, and Considerations
While not principal strategies, the fund may, to a limited extent, purchase or sell options, and may invest in foreign securities. The fund may also invest in money market instruments, may participate in securities lending and may hold temporary investments such as repurchase agreements, and may invest in illiquid securities. The risks of these types of instruments and strategies are described below and in the Statement of Additional Information.

While investment in foreign companies is not a current focus of the fund, the fund may invest up to 25% of its total assets in the common stocks and other equity securities of foreign issuers, but only if they are listed on a domestic or foreign stock exchange, quoted on Nasdaq or AMEX, or traded on the domestic or foreign over-the-counter market. The fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers. As part of its foreign investments, the fund may invest up to 5% of its total assets in emerging markets. Investments in foreign securities involve greater risks than investments in domestic securities. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social, or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets.

The fund may purchase or sell options on individual securities and on equity indexes. Options are generally used to hedge the portfolio against certain market risks, but they may also be used to increase returns. Using options may decrease returns and increase volatility.

The fund may invest up to 15% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses, and may not be made at desirable prices or at the prices at which such securities have been valued by the fund.

For temporary defensive purposes, the fund may invest up to 100% of its assets in liquid, high-grade money market instruments. When the fund is in a defensive investment position, it may not achieve its investment objective. Historically the Sub-Adviser has invoked defensive measures when the market has been extremely volatile. As a result the fund has been invested in 100% cash for periods of time and, as such, the assets of the fund have not been invested in common stocks and other equity securities.

The fund's portfolio turnover rate varies from year to year according to market conditions and has historically exceeded 100%. A high turnover rate increases transaction costs and may increase your exposure to capital gains taxes. Tax and transaction costs lower the fund's effective return for investors.

FUND MANAGEMENT

Investment Adviser
U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229 (Adviser), furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds and U.S. Global Accolade Funds, a family of mutual funds with approximately $1.5 billion in assets. For the fiscal year ended October 31, 2003, the Adviser was paid a fee of 1.00% of average net assets in the fund.

The Adviser furnishes an investment program for each of the mutual funds it manages and determines, subject to overall supervision by the board of trustees of the fund, the funds' investments. Consistent with the investment restrictions, objectives and policies of the fund, the portfolio manager determines what investments should be purchased, sold and held, and makes changes in the portfolio deemed to be necessary or appropriate. The Adviser is charged with seeking the best overall terms in executing portfolio transactions and selecting brokers or dealers.

Sub-Adviser
The Adviser has retained Bonnel, Inc., P.O. Box 19370, Reno, Nevada 89511, to serve as Sub-Adviser for the fund. Bonnel, Inc. has been the Sub-Adviser to the fund since October 17, 1994. Bonnel, Inc. was organized in 1994. In consideration for investment management services rendered to the fund, the Adviser shares the management fee (net of all expense reimbursements and waivers, if any) with the

Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Portfolio Manager
Mr. Arthur Bonnel, President of Bonnel, Inc., is the fund's portfolio manager and has been managing money professionally since 1970. Mr. Bonnel has managed the Bonnel Growth Fund since October 17, 1994, and was previously the portfolio manager of the MIM Stock Appreciation Fund from August 1987 through February 1994, which had objectives, policies, and strategies that were substantially similar to those of the Bonnel Growth Fund. The table below compares the performance of the MIM Stock Appreciation Fund to the S&P 500, a widely recognized unmanaged index that generally represents U.S. common stocks. The table shows average annual returns for the one-year, three-year, and five-year periods ended February 28, 1994, assuming the reinvestment of dividends and distributions, net of fund expenses. The annual returns for Bonnel Growth Fund are available in the "Performance" section of this prospectus. Past performance does not guarantee future results.

THE MIM STOCK APPRECIATION FUND(a)
(FOR THE PERIODS ENDED 2/28/94)                           S&P 500 STOCK INDEX
  One Year                21.58%                                 8.31%
  Three Years             20.80%                                11.61%
  Five Years              20.64%                                13.64%

(a)The expense ratio of the MIM Stock Appreciation Fund from 1988 through 1993 ranged from a high of 3.05% in 1988 to a low of 2.47% in 1993. The annualized expense ratio of the BONNEL GROWTH FUND for the fiscal period ended October 31, 2003, was 1.78%.

Distribution Plan
The fund has adopted a 12b-1 plan that allows the fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2003, fees paid by the fund under this plan were 0.11% of the fund net assets.

HOW TO BUY SHARES

                                                INITIAL       SUBSEQUENT
MINIMUMS                                        INVESTMENT    INVESTMENT
   * Regular account                              $5,000          $50
   * ABC Investment Plan(R)                       $1,000         $100
   * Custodial accounts for minors                $1,000          $50
   * Retirement account                             None         None

Minimum investments may be waived at the discretion of the officers of the trust.

Send New Account Applications to:
    Shareholder Services
    U.S. Global Accolade Funds
    P.O. Box 781234
    San Antonio, TX 78278-1234

By Mail
 * Read this prospectus.

 * Fill out the application if you are opening a new account.

 * Write your check for the amount you want to invest. Make it payable to the fund you are buying.

 * Shares purchased by check are not available until the tenth business day after the purchase, or when your check clears if later.

 * Send the completed application, any additional documentation required, and your check in the envelope provided.

 * Federal law requires us to obtain certain information from you, which will be used to verify your identity before we open your account. If we are unable to verify this information, we will return your money to you with no interest.

 * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.

Online Purchase of Shares
 * For existing accounts, please complete the Online Purchase Application, which may be downloaded from our website at www.usfunds.com.

 * If you are opening a new account, please complete a new account application, which may be downloaded from our website, and complete the section entitled Online Purchase Option on the application. Send your application to U.S. Global along with your initial purchase.

 * Once your on-line purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

 * U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

 * Shares purchased on-line are not available until the tenth business day after the purchase or, if later, when your ACH clears.

By Telephone
 * We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

 * If you already have a U.S. Global fund account, you may purchase additional shares by telephone order.

 * You must pay for shares purchased within seven business days.

 * Telephone purchases are not available for U.S. Global retirement accounts.

 * Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

By Wire
 * Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

By Automatic Investment
 * To purchase more shares automatically each month, fill out the ABC Investment Plan(R) form.

 * U.S. Global Accolade Funds automatically withdraws monies from your bank account monthly.

 * Shares purchased through the ABC Investment Plan(R) are not available for redemption until the tenth business day after the purchase is made.

 * See details on the application.

Important Notes About Paying for Your Shares
Your check must be made payable to the BONNEL GROWTH FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any U.S. Global Investors Funds or U.S. Global Accolade Funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

Effective Time for Purchase or Redemption Orders
Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted.

If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services or when your check clears, whichever is later. You can exchange into other U.S. Global family of funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a short-term trader's fee. See "Fees and Expenses" for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), typically, 4:00 p.m. Eastern time, will not become effective until the next business day.

Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value (NAV) per share after the fund's transfer agent has received:

 * a completed and signed application, and

 * a check or wire transfer for the full amount.

If you already have a BONNEL GROWTH FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES
 * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

 * Each registered shareholder on your account registration must sign your request, with the signature(s) appearing exactly as it does on your account registration.

 * Redemptions of more than $15,000 require a signature guarantee.

 * A signature guarantee may be required in other situations. See
   "Signature Guarantee/Other Documentation."

 * If you have an identically registered account in a U.S. Global Investors money market fund with checkwriting privileges, you may call the fund and direct an exchange of your BONNEL GROWTH FUND shares into your existing money market fund account. You may then write a check against your money market fund account.

 * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

 * The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

Important Notes About Redeeming Your Shares
 * Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

 * You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See "Signature Guarantee/Other Documentation."

 * You will be charged $10 for a wire transfer. International wire charges will be higher.

 * We will usually send a wire transfer the next business day after receipt of your order.

 * Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business days from the purchase date.

 * To protect shareholders from the expense burden of excessive trading, the fund charges 0.25% of the value of shares redeemed or exchanged when the shares are held less than 30 days (see page 15).

 * Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

When exchanging shares into other funds in the U.S. Global family of funds:

 * An exchange order is effective on any given day when the exchange request is received by the fund by 4 p.m. Eastern time, except that exchanges into and out of the Gold Shares and/or World Precious Minerals Funds are not permitted after the earlier of 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Any exchange order into or out of Gold Shares and/or World Precious Minerals Funds after 3:00 p.m. Eastern time will be executed at the relative NAVs of the funds as calculated on the next business day.

 * Each account must be registered identically; each must have the same signatures and addresses.

 * You will be charged $5 by the transfer agent for each exchange out of any fund account. The fund reserves the right to waive this fee for certain accounts.

 * Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. A short-term trading fee may apply.

 * You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

 * Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

 * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

 * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

 * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

 * Exchanges out of the fund of shares held less than 30 days are subject to the short-term trading fee equal to 0.25% of the value of shares exchanged (see page 15).

 * Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to ten business days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

The Fund Reserves the Following Rights
 * To modify or eliminate any special purchase or redemption services or privileges.

 * To hold redemption proceeds for up to seven business days or longer if permitted by the SEC.

 * To waive investment minimums or account minimum fees.

 * To refuse any application, investment, or exchange.

 * To require a signature guarantee or any other documentation.

 * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners, there is reason to believe a fraudulent transaction may occur, the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons.

Account Minimums
MINIMUM BALANCE FEE. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum balance fee of $6 will be deducted from your account.

The fund reserves the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum balance fee will be deducted from the proceeds.

MINIMUM BALANCE FEES AND INVOLUNTARY REDEMPTIONS DO NOT APPLY TO:

 * Shareholders whose combined fund assets (excluding the money market funds) in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

 * ABC Investment Plan(R) accounts.

 * Retirement accounts.

 * Custodial accounts for minors.

Short-Term Trading Fee
Redemptions (including exchanges) of shares of the Bonnel Growth Fund held less than 30 days will be subject to a redemption fee equal to 0.25% of the amount redeemed. All redemption fees will be paid to the fund. Shareholders participating in omnibus account arrangements will be charged the fee by the omnibus account provider if the omnibus account provider has agreed to monitor shareholder trading activity and collect a fund's redemption fee. If you hold your shares of the fund through an omnibus account provider (such as a 401(k) plan or a broker-dealer sponsored program), you should check with the program representative to determine if the redemption fee will be applied to your account. These fees are applied to the total account balance, including reinvested dividends, on a first in, first out basis.

Net Asset Value (NAV) Calculation
The price at which you buy, sell, or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. On any day on which the fund is open but the NYSE is closed, the NAV of the fund is determined as of 4:00 p.m. Eastern time.

For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges into or out of the Gold Shares and/or World Precious Minerals Funds, your request must be received before 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Foreign securities are valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using procedures that have been approved by the trustees. In such a case, the fund's value for a security is likely to be different from the last quoted market price. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at approximately 12:00 noon Eastern time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

Signature Guarantee/Other Documentation
The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

 * Your redemption request exceeds $15,000.

 * You request that payment be made to a name other than the one on your account registration.

 * You request that payment be mailed to an address other than the one of record with the fund.

 * You change or add information relating to your designated bank.

 * You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers, and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions, call 1-800-US-FUNDS.

Business Days
You may purchase, redeem or exchange shares of the fund on any day the fund is open for business. The fund is open for business on every day the NYSE is open for business. In addition, the fund reserves the right to be open for business on days the NYSE is closed.

Other Information About Your Account
The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions that are communicated by telephone or computer that they believe to be genuine if these procedures are followed.

Confirmations
After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

Purchases and Redemptions Through Broker/Dealers
You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums, which are not applicable if you buy or sell shares directly with the fund.

ADDITIONAL INVESTOR SERVICES

Online Services
If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

Retirement Services
The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and 403(b) plans. Each account in the fund will be charged an annual custodial fee as follows:

         Regular IRA                                $10
         Roth IRA                                   $10
         Coverdell Education Savings Account        $10
         SEP IRA                                    $15
         SIMPLE IRA                                 $15
         403(b)                                     $15

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

If you elect to receive distributions paid in cash by check and your check is returned undeliverable, your distribution option may be converted to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

Taxes to You
You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value unless the exchange is between tax-deferred accounts.

FINANCIAL HIGHLIGHTS
This table is intended to help you understand the fund's financial performance for the past five years. Some of the information reflects financial results for a single fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been derived from the fund's financial statements, which have been audited by KPMG LLP, independent auditors, for the fiscal year ended October 31, 2003, and their report and the fund's financial statements are included in the annual report, which is available by request. Another accounting firm audited this information for the fiscal years ended October 31, 2002, and prior.

                                                      YEAR ENDED OCTOBER 31,
                                        ---------------------------------------------------
                                           2003       2002       2001       2000       1999
                                        -------   --------   --------   --------   --------
 NET ASSET VALUE, BEGINNING OF PERIOD   $ 11.59   $  12.92   $  29.01   $  25.17   $  16.18
                                        =======   ========   ========   ========   ========
 Income from investment operations
  Net investment loss                     (0.14)     (0.15)     (0.13)     (0.38)     (0.30)
  Net realized and unrealized gains
   (losses) on securities                  2.10      (1.18)     (9.48)      7.97       9.87
                                        -------   --------   --------   --------   --------
    Total from investment operations       1.96      (1.33)     (9.61)      7.59       9.57
                                        -------   --------   --------   --------   --------
 Less distributions
  From net investment income                 --         --         --         --         --
  From capital gains                         --         --      (6.48)     (3.75)     (0.58)
                                        -------   --------   --------   --------   --------
    Total distributions                      --         --      (6.48)     (3.75)     (0.58)
                                        -------   --------   --------   --------   --------
 NET ASSET VALUE, END OF PERIOD         $ 13.55   $  11.59   $  12.92   $  29.01   $  25.17
                                        =======   ========   ========   ========   ========
 Total return (excluding account
  fees)(a)                                16.91%    (10.29)%   (40.55)%    32.81%     60.85%
 Ratios/supplemental data(b)
  Net assets, end of period (in
   thousands)                           $82,417   $ 79,230   $100,491   $212,281   $133,949
  Ratio of expenses to average net
   assets                                  1.78%      1.78%      1.77%      1.55%      1.77%
  Ratio of expenses after fee
   reimbursements and expense
   reductions                              1.78%      1.78%      1.77%      1.54%      1.77%
  Ratio of net investment loss to
   average net assets                     (1.12)%    (1.09)%    (0.73)%    (1.10)%    (1.41)%
  Portfolio turnover rate                   545%       383%       338%       283%       197%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would increase the net investment loss ratio had such reductions not occurred.

Funds in the U.S. Global Family of Funds
Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

HIGH REWARD -        China Region Opportunity Fund
HIGH RISK            Eastern European Fund
                     Gold Shares Fund
                     World Precious Minerals Fund
                     Global Resources Fund
                     BONNEL GROWTH FUND

MODERATE REWARD -    All American Equity Fund
MODERATE RISK        MegaTrends Fund
                     Tax Free Fund
                     Near-Term Tax Free Fund

LOW REWARD -         U.S. Government Securities Savings Fund
LOW RISK             U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

Other Fund Services
The fund offers additional services to meet the unique needs of our investors, including:

 * Payroll deduction plans, including military allotments.

 * Custodial accounts for minors.

 * Systematic withdrawal plans.

 * Retirement plans such as IRA, SEP/IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, and 403(b)(7) plans.

Bonnel Growth Fund, a Series of U.S. Global Accolade Funds
More information on this fund is available at no charge, upon request.

Annual/Semi-Annual Reports
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports describe the fund's performance, list holdings, and describe recent market conditions, fund investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

To Request Information:

BY PHONE      1-800-US-FUNDS
              (1-800-873-8637)

BY MAIL       Shareholder Services
              Bonnel Growth Fund
              P.O. Box 781234
              San Antonio, TX 78278-1234

BY INTERNET   http://www.usfunds.com

The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090), or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.



[U.S. Global Investors logo]  BONNEL GROWTH FUND
                              SEC Investment Company Act File No. 811-7662

Prospectus

Eastern European Fund

FEBRUARY 28, 2004

                    The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           U.S. GLOBAL ACCOLADE FUNDS

                          [U.S. Global Investors logo]

CONTENTS

RISK/RETURN SUMMARY                                                1

PERFORMANCE                                                        3

FEES AND EXPENSES                                                  4

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS                  6

FUND MANAGEMENT                                                   13

HOW TO BUY SHARES                                                 15

HOW TO SELL (REDEEM) SHARES                                       18

HOW TO EXCHANGE SHARES                                            19

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS             20

OTHER INFORMATION ABOUT YOUR ACCOUNT                              23

ADDITIONAL INVESTOR SERVICES                                      24

DISTRIBUTIONS AND TAXES                                           24

FINANCIAL HIGHLIGHTS                                              26

RISK/RETURN SUMMARY


Investment Objective
The Eastern European Fund seeks long-term growth of capital.

The fund's trustees may change the objective without a shareholder vote upon a 30-day written notice. If there is a material change to the fund's objective or policies, you should consider whether the fund remains an appropriate investment for you.

The fund is a non-diversified series of U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Charlemagne Capital (IOM) Limited
(Sub-Adviser).

Main Investment Strategies
The fund invests in the common stocks of companies located in the emerging markets of Eastern Europe. In general, Eastern European countries are in the early stages of industrial, economic, or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary, Croatia, Slovenia and the Slovak Republic.

While the fund may invest in companies of any size and in any sector, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry. The fund may also, from time-to-time, invest a significant amount of its total assets in certain sectors such as oil and gas, financial services, technology, etc.

Main Risks
The fund is classified as a "non-diversified" fund, and, as such the fund's portfolio may include the securities of a smaller total number of issuers than if the fund were classified as "diversified". The fund is designed for long-term investors who can accept the special risks of investing in Eastern European countries that are not typically associated with investing in more established economies or securities markets. You should carefully consider your ability to assume these risks before making an investment in the fund. An investment in shares of the fund is not a complete investment program. The fund is speculative and is not appropriate for all investors. You may lose money by investing in the fund.

Market Risk
The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

Portfolio Management
The skill of the Sub-Adviser will play a significant role in its analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks, and other matters.

Foreign Securities/Emerging Markets
The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including fluctuations in currency exchange rates; political, social, or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which includes those countries in which the fund primarily invests. Political and economic structures in Eastern European countries are in their infancy and developing rapidly, and such countries may lack the political, social, and economic stability characteristic of more developed countries. In addition, Eastern European securities markets are substantially smaller, less liquid, and significantly more volatile than securities markets in the U.S. or Western Europe. The fund's share price will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

While the Sub-Adviser's investment focus is on companies in Eastern Europe that are large capitalization companies in their local markets, these companies may be small by the standards of U.S. or Western European stock market capitalization. The stocks of such companies often fluctuate in price to a greater degree than stocks of larger companies in more developed markets.

Geographic Concentration--Eastern Europe
The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's returns and share price may be more volatile than those of a less concentrated portfolio.

PERFORMANCE
The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year.

Annual Total Returns (as of December 31 each year)

[GRAPHIC: BAR CHART CREATED FROM DATA POINTS IN FOLLOWING CHART]
    1998    -25.31%
    1999     29.70%
    2000    -21.42%
    2001     19.39%
    2002     34.65%
    2003     61.35%


Best quarter shown in the bar chart above: 28.62% in fourth quarter 1999

Worst quarter shown in the bar chart above: (26.00)% in third quarter 1998

The table below compares the fund's average annual returns for the past one- and five-year periods, as well as for the life of the fund, to those of unmanaged indexes.

AVERAGE ANNUAL TOTAL RETURNS                                         SINCE INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2003)   1 YEAR        5 YEARS   (3/31/97)

  EASTERN EUROPEAN FUND
    RETURN BEFORE TAXES                        61.35%        21.45%       12.52%
    RETURN AFTER TAXES ON DISTRIBUTIONS        58.92%        21.08%       12.23%
    RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES                  40.33%        18.63%       10.78%
  S&P 500 Total Return Index*                  28.68%        (0.57)%       7.43%
  Morgan Stanley Capital Emerging Markets
      Eastern European Index (Russia at
      30% market cap weighted)**               50.84%        13.88%        4.82%

*The S&P 500 Total Return Index is a widely recognized index of common stock prices of U.S. Companies. The returns for the S&P 500 Total Return Index reflect no deduction for fees, expenses or taxes.

**The Morgan Stanley Capital Emerging Markets Eastern European Index (Russia at 30% market cap weighted) is a capitalization-weighted index that monitors the performance of emerging market stocks from all the countries that make up the Eastern European region. The returns for the Morgan Stanley Capital Emerging Markets Eastern European Index (Russia at 30% market cap weighted) reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

Shareholder Transaction Expenses--Direct Fees
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These fees are paid directly from your investment. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

  Maximum sales charge (load) imposed on purchases            None
  Account closing fee(1)                                       $10
  Administrative exchange fee                                   $5
  Short-term trader's fee (If shares are exchanged or
    redeemed in less than 180 days)(2)                        2.00%
  Small Account Fee(3)                                         $24

(1) Does not apply to exchanges.

(2) These fees are applied to the total account balance, including reinvested dividends, on a first in, first out basis. These fees do not apply to certain shareholders participating in omnibus accounts. (See "Short-Term Trading Fee" section on page 21 for pertinent information.)

(3) $6.00 per quarter for account balances less than $5,000 on the last business day of the quarter. (See "Account Minimum" section on page 21 for exemptions and other pertinent information).

Annual Fund Operating Expenses--Indirect Fees
Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2003.

  Management fees                                              1.25%
  Distribution (12b-1) fees                                    0.25%
  Other expenses                                               1.40%
  Total annual fund operating expenses                         2.90%

Example of Effect of the Fund's Operating Expenses
This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

 * You invest $10,000.

 * Your investment has a 5% annual return.**

 * The fund's operating expenses remain the same.**

 * All dividends and distributions are reinvested.

Although your actual expenses may be higher or lower, based on these assumptions, you would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

       1 YEAR               3 YEARS             5 YEARS             10 YEARS
        $303                  $908               $1,538              $3,233

You would pay the following expenses if you did not redeem your shares:

       1 YEAR               3 YEARS             5 YEARS             10 YEARS
        $293                  $898               $1,528              $3,223

**Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

                                     5

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

Investment Process
The Sub-Adviser for the fund is Charlemagne Capital Limited. The Sub-Adviser uses a top down asset allocation model that attempts to identify the countries within the region that offer the most potential, with a stock selection model that attempts to select the companies within each country that meet the Sub-Adviser's investment requirements. Although the Sub-Adviser's decision may be based on various factors, among the most important include the political and economic environment within each of the Eastern European countries. The Sub-Adviser then selects companies in each of those countries that it believes offer growth-oriented investment opportunities. In doing so, the Sub-Adviser considers such factors as the effect that the transition from a command economy to a market economy is likely to have on those companies. The Sub-Adviser considers the same criteria when making decisions to sell assets held by the fund. Additionally, when making decisions to sell the Sub-Adviser may consider material price changes and superior investment opportunities.

General Portfolio Policies

Principal Types of Investments and Related Risks
Under normal circumstances, the fund will invest at least 80% of its net assets in investments in Eastern Europe (as defined below). The fund will normally invest primarily in equity securities (including common stock, preferred stock, and securities convertible into common or preferred stock) of companies located in Eastern European countries. The fund may invest without limit in any country in Eastern Europe and in any sector within the Eastern European region. The fund currently invests in companies located in Russia, Poland, the Czech Republic, Hungary, Croatia, Slovenia and the Slovak Republic. The fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The Sub-Adviser considers the following countries to be in the Eastern European region: Albania, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia, Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1. securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country,

2. securities of issuers that derive 50% or more of their revenues from business in Eastern European countries, or have at least 50% of their assets in Eastern European countries; or

3. equity securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The fund will provide shareholders with at least 60 days prior notice of any changes in its 80% investment policy.

Foreign Securities
The fund may invest substantially all of its assets in the common stocks and other equity securities of foreign issuers. Investments in foreign securities involve greater risks than investments in domestic securities. These risks are generally intensified in emerging markets, which includes those countries in which the fund primarily invests. These risks include:

 * CURRENCY RISK. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

 * POLITICAL, SOCIAL, AND ECONOMIC RISK. Foreign investments may be subject to heightened political, social, and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

 * REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign companies may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

 * MARKET RISK. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

 * TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those of domestic transactions.

Geographic Concentration--Eastern Europe
Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political, and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund's investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries and it may be difficult, as a result, to assess the value or prospects of an investment in such companies. These factors may make it more difficult for the fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

Many of the countries in which the fund invests experienced extremely high rates of inflation, particularly between 1990 and 1996 when central planning was first being replaced by the capitalist free market system. As a consequence, the exchange rates of such countries experienced significant depreciation relative to the U.S. dollar. While the inflation experience of such countries has generally improved significantly in recent times, there can be no assurance that such improvement will be sustained. Consequently, the possibility of significant loss arising from foreign currency depreciation must be considered as a serious risk.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the fund invests in Croatia, the Czech Republic, Hungary, Poland, Russia, the Slovak Republic and Slovenia. These are the countries in which the fund currently focuses its investments.

CROATIA. Croatia lies between Bosnia, Herzegovina and Slovenia in South Eastern Europe.

After years of instability brought on by war, Croatia is looking to the future and improving relations with its neighbours with a view to gaining EU candidate status. To achieve candidate status, Croatia has been implementing a number of economic and structural reforms and has made good progress. However, high structural unemployment, a widening budget deficit and an inefficient legal system remain significant barriers to entry.

Once Croatia does gain candidate status, Croatia's credit rating outlook and risk profile may improve dramatically.

THE CZECH REPUBLIC. The Czech Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding market and legal issues.

The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies and that further restructuring is likely. Members of management and owners of these companies are often less experienced than managers and owners of companies in Western European and U.S. markets. Additionally, securities markets on which the securities of these companies are traded are in their infancy.

The legal system of the Czech Republic is still evolving. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. The number of bankruptcies, while still relatively low, is increasing each year. Laws exist regulating direct and indirect foreign investment, as well as repatriation of profits and income, and are subject to change at any time. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

The Czech Republic will join the European Union (EU) in 2004.

HUNGARY. Hungary, formerly governed by a communist regime, tried unsuccessfully to implement market-oriented reforms in 1968. Beginning in 1989, Hungary again undertook transformation to a market-oriented economy. These reforms are still relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy.

Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

Hungary will join the EU in 2004.

POLAND. Poland began market-oriented reforms in 1981. In late 1989, more comprehensive reforms were enacted. Most small enterprises have been privatized. Privatization of larger entities has been a slower process, delayed by disputes regarding the compensation of fund managers and the role of investment funds charged with privatizing industry.

A 1991 law permitted the formation of mutual funds in Poland. The Warsaw Stock Exchange also opened in 1991 and has grown dramatically, becoming one of the most liquid markets in Eastern Europe. However, it is still a young market with a capitalization much lower than the capitalization of markets in Western Europe and the U.S.

Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Poland will join the EU in 2004.

RUSSIA. Russia, as a member of the Soviet Union, began reforms under "perestroika" in 1985. After the collapse of the Soviet Union, Russia accelerated market-oriented reforms. Privatization began in 1992, and economic conditions stabilized. The transition process suffered a major setback in August 1998, when the Russian government defaulted on its ruble-denominated sovereign debt. This action has negatively affected Russian borrowers' ability to access international capital markets and has had a damaging impact on the Russian economy. Privatization of Russian industry is now largely complete.

There is also speculation that organized crime exerts significant influence on Russian industry. Concentrated ownership and control of Russian companies limits the ability of outsiders to influence corporate governance. Legal reforms to protect stockholders' rights have been implemented, but stock markets remain underdeveloped and illiquid.

Privatization of agricultural land has been unsuccessful due to disputes between executive and legislative branches regarding property rights. To date, the Russian government has not authorized any form of property restitution.

Russian industry is in need of restructuring to close outdated facilities and increase investment in technology and management. Financial institutions do not allocate capital in an efficient manner. Bankruptcy laws are restrictive and offer little protection to creditors. Foreign creditors must file insolvency claims through Russian subsidiaries. Bankruptcies remain rare.

The Russian system of taxation deters investment and hinders financial stability by concentrating on the taxation of industry with relatively little emphasis on individual taxation.

THE SLOVAK REPUBLIC. The Slovak Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Slovak Republic is young and still evolving, and its markets are fragmented and lack liquidity. These reforms leave many uncertainties regarding economic and legal issues.

The Slovak Republic's path toward privatization differs from the path of the Czech Republic. The Slovakian government has issued bonds that can be held until maturity, sold immediately, or redeemed for shares of stock in companies being privatized. This method of privatization creates uncertainty about future restructuring that may occur as bonds are sold and/or converted.

Owners and managers of Slovakian enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are also in their infancy.

Laws regarding bankruptcy, taxation, and foreign ownership of Slovakian enterprises are evolving and may be changed dramatically at any time. Import and export regulations are minimal.

The Slovak Republic will join the EU in 2004.

SLOVENIA. The Republic of Slovenia is situated between Italy, Austria and
Croatia.

Slovenia's transition from a socialist regime to a market economy continues to be very successful and the economy is currently enjoying healthy growth and balanced trade.

Slovenia is on track to be one of the first candidate countries to finalize negotiations with the EU and should obtain full EU membership by 2004. EU membership will improve Slovenia's risk profile and drive foreign investment which will lead to an increased level of liquidity in the stock market and a rise in company valuations.

The Czech Republic, Hungary, Poland and the Slovak Republic, together with six other countries have agreed to join the European Union in 2004. This represents the culmination of a ten-year process and will complete the transformation of these former Communist countries into full-fledged market economies. As a consequence, the political, economic and currency risk of investing in these countries may decline materially.

Other Types of Investments, Related Risks, and Considerations
While not principal strategies, the fund, to a limited extent, may invest in preferred stock and convertible securities, may engage in strategic transactions (including futures, options and foreign forward currency transactions), may invest in money market instruments, may lend portfolio securities, may hold temporary investments such as repurchase agreements, may invest in illiquid securities and the securities of investment companies, and may purchase securities on a when-issued or delayed-delivery basis. The risks of these types of instruments and strategies are described in the Statement of Additional Information.

For temporary defensive purposes, the fund may invest up to 100% of its assets in (1) money market instruments, deposits, or such other high-grade, short-term investments in local Eastern European country currencies as are considered appropriate at the time; (2) U.S. Government bills, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or (3) repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

The Sub-Adviser may sell the fund's portfolio securities without regard to holding periods if it believes such transactions are in the best interests of the fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs, and may also result in taxable capital gains. Tax and transaction costs lower the fund's effective return for investors. The fund's historical portfolio turnover rates are noted under Financial Highlights.

FUND MANAGEMENT

Investment Adviser
U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229 (Adviser), furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds and U.S. Global Accolade Funds, a family of mutual funds with approximately $1.5 billion in assets. For the fiscal year ended October 31, 2003, the Adviser was paid a fee of 1.25% of average net assets in the fund.

Sub-Adviser
Effective January 25, 2002, the Adviser and the fund contracted with Charlemagne Capital (IOM) Limited to serve as Sub-Adviser for the Fund. The Sub-Adviser, located in the Isle of Man, manages the composition of the portfolio and furnishes the fund advice and recommendations with respect to its investments and its investment program and strategy. In consideration for such services, the Adviser shares the management fee (net of expense reimbursements and waivers, if any) with the Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees. The Sub-Adviser's predecessor managed this U.S. registered mutual fund portfolio from March 1997 to January 2002. The Sub-Adviser has experience managing, and continues to advise, offshore funds, private investment companies, and separate accounts for institutions and high-net worth individuals.

Prior to January 25, 2002, and effective February 28, 1997, the Adviser and the fund contracted with Regent Fund Management Limited Barbados ("Regent") to serve as sub-adviser for the fund. Regent was wholly owned by iRegent Group Limited, which was established in 1990 and is a holding company of a financial services group with operations in Hong Kong, London, Moscow, Kiev and Warsaw and with associations with financial investment companies in certain other countries. iRegent Group Limited spun off Charlemagne Capital
(UK) Limited in the summer of 2000; however, the controlling ownership of Charlemagne Capital (UK) Limited has remained the same. In 2003, Charlemagne Capital Limited, the parent company of Charlemagne Capital (UK) Limited, transferred the sub-advisory duties to a wholly-owned subsidiary, Charlemagne Capital (IOM) Limited.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Portfolio Manager
The fund's investments are managed by a portfolio management team that meets regularly to review portfolio holdings and to discuss purchase and sale activity. Mr. Andrew Wiles is an established team member and co-manager of the Fund who has worked for Charlemagne Capital Limited (CCL) (formerly Regent Fund Management (UK) Ltd.) for seven years and was responsible for public equity investments in Russia and Eastern/Central Europe. Before joining CCL, he was employed by Buchanan Partners, a London-based global emerging markets hedge fund, where he was responsible for the GDR trading program. Mr. Wiles is an Associate of the UK Society of Investment Professionals.

Mr. Stefan Bottcher joined the fund's portfolio management team in 2001 and is the co-manager for the fund. Mr. Bottcher is Director of Portfolio Investments for CCL and is responsible for regional products. Prior to joining CCL, from 1999 to 2001, Mr. Bottcher was Executive Director and Head of Emerging Markets for Schroders. Prior to joining Schroders, Mr. Bottcher was employed at Fleming Investment Management for nine years, the last five of which he served as Head of their Emerging Europe Group.

Distribution Plan
The fund has adopted a 12b-1 plan that allows the fund to pay or reimburse the Adviser, its affiliates and others for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2003, fees paid by the fund under this plan were 0.25% of fund net assets.

HOW TO BUY SHARES

                                                INITIAL       SUBSEQUENT
MINIMUMS                                        INVESTMENT    INVESTMENT
   * Regular account                              $5,000          $50

   * ABC Investment Plan(R)                       $1,000         $100

   * Custodial accounts for minors                $1,000          $50

   * Retirement account                             None         None

Minimum investments may be waived at the discretion of the officers of the trust.

Send New Account Application to:
    Shareholder Services
    U.S. Global Accolade Funds
    P.O. Box 781234
    San Antonio, TX 78278-1234

By Mail
 * Read this prospectus.

 * Fill out the application if you are opening a new account.

 * Write your check for the amount you want to invest. Make it payable to the fund you are buying.

 * Shares purchased by check are not available until the tenth business day after the purchase, or when your check clears if later.

 * Send the completed application, any additional documentation required, and your check in the envelope provided.

 * Federal law requires us to obtain certain information from you, which will be used to verify your identity before we open your account. If we are unable to verify this information, we will return your money to you with no interest.

 * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.

By Telephone
 * We automatically grant all shareholders telephone exchange privileges unless you decline them explicitly in writing.

 * If you already have a U.S. Global account, you may purchase additional shares by telephone order.

 * You must pay for them within seven business days.

 * Telephone purchases are not available for U.S. Global retirement accounts.

 * Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

Online Purchase of Shares
 * For existing accounts, please complete the Online Purchase Application, which may be downloaded from our website at www.usfunds.com.

 * If you are opening a new account, please complete a new account application, which may be downloaded from our website, and complete the section entitled Online Purchase Option on the application. Send your application to U.S. Global along with your initial purchase.

 * Once your on-line purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

 * U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

 * Shares purchased on-line are not available until the tenth business day after the purchase or, if later, when your ACH clears.

By Wire
 * Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

By Automatic Investment
 * To purchase more shares automatically each month, fill out the ABC Investment Plan(R) form.

 * U.S. Global automatically withdraws monies from your bank account monthly.

 * Shares purchased through the ABC Investment Plan(R) are not available for redemption until the tenth business day after the purchase is made.

 * See details on the application.

Important Notes About Paying for Your Shares
Your check must be made payable to the EASTERN EUROPEAN FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any U.S. Global Investors Funds or U.S. Global Accolade Funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

Effective Time for Purchase or Redemption Orders
Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted.

If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services or when your check clears, whichever is later. You can exchange into other U.S. Global family of funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a short-term trader's fee. See "Short-Term Trading Fee" for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), typically, 4:00 p.m. Eastern time, will not become effective until the next business day.

Orders received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value (NAV) per share after the fund's transfer agent has received:

 * a completed and signed application, and

 * a check or wire transfer for the full amount.

If you already have a EASTERN EUROPEAN FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

 * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

 * Each registered shareholder on your account registration must sign your request, with the signature(s) appearing exactly as it does on your account registration.

 * Redemptions of more than $15,000 require a signature guarantee.

 * A signature guarantee may be required in other situations. See
   "Signature Guarantee/Other Documentation."

 * If you have an identically registered account in a U.S. Global money market fund with checkwriting privileges, you may call the fund and direct an exchange of your EASTERN EUROPEAN FUND shares into your existing money market fund account. You may then write a check against your money market fund account.

 * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

 * The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

Important Notes About Redeeming Your Shares
 * Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

 * You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See "Signature Guarantee/Other Documentation."

 * You will be charged $10 for a wire transfer. International wire charges will be higher.

 * We will usually send a wire transfer the next business day after receipt of your order.

 * Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business from the purchase date.

 * To protect shareholders from the expense burden of excessive trading, the fund charges 2.00% of the value of shares redeemed or exchanged when the shares are held less than 180 days (see page 21).

 * Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

When exchanging shares into other funds in the U.S. Global family of funds:

 * An exchange order is effective on any given day when the exchange request is received by the fund by 4:00 p.m. Eastern time, except that exchanges into and out of the Gold Shares and/or World Precious Minerals Funds are not permitted after 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Any exchange order into or out of Gold Shares and/or World Precious Minerals Funds after 3:00 p.m. Eastern time will be executed at the relative NAVs of the funds as calculated on the next business day.

 * Each account must be registered identically; each must have the same signatures and addresses.

 * You will be charged $5 by the transfer agent for each exchange out of any fund account. The fund reserves the right to waive this fee for certain accounts.

 * Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. However, the short-term trading fee may apply.

 * You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

 * Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

 * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

 * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

 * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

 * Exchanges out of the fund of shares held less than 180 days are subject to the short-term trading fee equal to 2.00% of the value of shares exchanged (see page 21).

 * Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to ten business days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

The Fund Reserves the Following Rights
 * To modify or eliminate any special purchase or redemption services or privileges.

 * To hold redemption proceeds for up to seven business days or longer if permitted by the SEC.

 * To waive investment minimums or account minimum fees.

 * To refuse any application, investment, or exchange.

 * To require a signature guarantee or any other documentation.

 * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners, there is reason to believe a fraudulent transaction may occur, the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons.

Account Minimums
MINIMUM BALANCE FEE. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum balance fee of $6 will be deducted from your account.

The funds reserve the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum balance fee will be deducted from the proceeds.

MINIMUM BALANCE FEES AND INVOLUNTARY REDEMPTIONS DO NOT APPLY TO:

 * Shareholders whose combined fund assets (excluding the money market funds) in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

 * ABC Investment Plan(R) accounts.

 * Retirement accounts.

 * Custodial accounts for minors.

Short-Term Trading Fee
Redemptions (including exchanges) of shares of the Eastern European Fund held less than 180 days will be subject to a redemption fee equal to 2.00% of the amount redeemed. All redemption fees will be paid to the fund. Shareholders participating in omnibus account arrangements will be charged the fee by the omnibus account provider if the omnibus account provider has agreed to monitor shareholder trading activity and collect a fund's redemption fee. If you hold your shares of the funds through an omnibus account provider (such as a 401(k) plan or a broker-dealer sponsored program), you should check with the program representative to determine if the redemption fee will be applied to your account. These fees are applied to the total account balance, including reinvested dividends, on a first in, first out basis.

Net Asset Value (NAV) Calculation
The price at which you buy, sell or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding.

On any day on which the fund is open but the NYSE is closed, the NAV of the fund is determined as of 4:00 p.m. Eastern Time.

For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges into or out of the Gold Shares and/or World Precious Minerals Funds, your request must be received before 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Except as provided below, foreign securities are valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using procedures that have been approved by the trustees. In such a case, the fund's value for a security is likely to be different from the last quoted market price. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at approximately 12:00 noon Central time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

Signature Guarantee/Other Documentation
The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

 * Your redemption request exceeds $15,000.

 * You request that payment be made to a name other than the one on your account registration.

 * You request that payment be mailed to an address other than the one of record with the fund.

 * You change or add information relating to your designated bank.

 * You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers, and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions call 1-800-US-FUNDS.

Business Days
You may purchase, redeem or exchange shares of the fund on any day the fund is open for business. The fund is open for business on every day the NYSE is open for business. In addition, the fund reserves the right to be open for business on days the NYSE is closed.

Other Information About Your Account
The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions, communicated by telephone or computer, that they believe to be genuine if these procedures are followed.

Confirmations
After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

Purchases and Redemptions Through Broker/Dealers
You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy or sell shares directly from the fund.

ADDITIONAL INVESTOR SERVICES

Online Services
If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

Retirement Services
The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and 403(b) plans. Each account in the fund will be charged an annual custodial fee as follows:

         Regular IRA                                 $10
         Roth IRA                                    $10
         Coverdell Education Savings Account         $10
         SEP IRA                                     $15
         SIMPLE IRA                                  $15
         403(b)                                      $15

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

If you elect to receive distributions paid in cash by check and your check is returned undeliverable, your distribution option may be converted to the re-investment option. You will not receive interest on amounts represented by uncashed distribution checks.

Taxes to You
You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to help you understand the fund's financial performance since inception. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been derived from the fund's financial statements, which have been audited by KPMG LLP, independent auditors, for the fiscal year ended October 31, 2003, and their report and the fund's financial statements are included in the annual report, which is available by request. Another accounting firm audited this information for the fiscal years ended October 31, 2002, and prior.

                                                        YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------
                                               2003      2002      2001      2000      1999
                                            -------   -------   -------   -------   -------
 NET ASSET VALUE, BEGINNING OF PERIOD       $ 12.73   $  9.22   $  8.82   $  8.66   $  8.02
                                            =======   =======   =======   =======   =======
 Income from investment operations
  Net investment income (loss)                 0.07     (0.31)    (0.38)    (0.55)    (0.23)
  Net realized and unrealized gains on
    securities                                 6.64      3.82      0.78      0.71      0.87
                                            -------   -------   -------   -------   -------
    Total from investment operations           6.71      3.51      0.40      0.16      0.64
                                            -------   -------   -------   -------   -------
 Less distributions
  From net investment income                     --        --        --        --        --
  From capital gains                             --        --        --        --        --
                                            -------   -------   -------   -------   -------
    Total distributions                          --        --        --        --        --
                                            -------   -------   -------   -------   -------
 NET ASSET VALUE, END OF PERIOD             $ 19.44   $ 12.73   $  9.22   $  8.82   $  8.66
                                            =======   =======   =======   =======   =======
 Total return (excluding account fees)(a)     52.71%    38.07%     4.54%     1.85%     7.98%
 Ratios/supplemental data(b)
  Net assets, end of period (in thousands)  $50,948   $ 8,696   $ 3,762   $ 4,046   $ 5,210
  Ratio of expenses to average net assets      2.90%     4.64%     6.43%     5.14%     4.36%
  Ratio of expenses after fee
    reimbursements and expense reductions      2.90%     4.63%     6.43%     5.13%     4.35%
  Ratio of net investment income (loss) to
    average net assets                         0.81%    (2.77)%   (4.03)%   (4.37)%   (2.38)%
  Portfolio turnover rate                       109%      214%       58%       30%       29%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.

Funds in the U.S. Global Family of Funds
Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.


HIGH REWARD -        China Region Opportunity Fund
HIGH RISK            EASTERN EUROPEAN FUND
                     Gold Shares Fund
                     World Precious Minerals Fund
                     Global Resources Fund
                     Bonnel Growth Fund

MODERATE REWARD -    All American Equity Fund
MODERATE RISK        MegaTrends Fund
                     Tax Free Fund
                     Near-Term Tax Free Fund

LOW REWARD -         U.S. Government Securities Savings Fund
LOW RISK             U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

Other Fund Services
The fund offers additional services to meet the unique needs of our investors, including:

 * Payroll deduction plans, including military allotments.

 * Custodial accounts for minors.

 * Systematic withdrawal plans.

 * Retirement plans such as IRA, SEP/IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, and 403(b) plans.

NOTES
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

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

Eastern European Fund, A Series of U.S. Global Accolade Funds
More information on this fund is available at no charge, upon request.

Annual/Semi-Annual Reports
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports describe the fund's performance, list holdings, and describe recent market conditions, fund's investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

To Request Information:

BY PHONE      1-800-873-8637

BY MAIL       Shareholder Services
              Eastern European Fund
              P.O. Box 781234
              San Antonio, TX 78278-1234

BY INTERNET   http://www.usfunds.com

The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.

                                EASTERN EUROPEAN FUND
[U.S. Global Investors logo]    SEC Investment Company Act File No. 811-7662

                                   Prospectus

                                 MegaTrends Fund

                                FEBRUARY 28, 2004

                  The Securities and Exchange Commission (SEC)
               has not approved or disapproved these securities or
                passed upon the adequacy of this prospectus. Any
              representation to the contrary is a criminal offense.


                           U.S. GLOBAL ACCOLADE FUNDS

                                                  [U.S. Global Investors logo]

CONTENTS

RISK/RETURN SUMMARY                                                1

PERFORMANCE                                                        3

FEES AND EXPENSES                                                  4

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS                  6

FUND MANAGEMENT                                                    8

HOW TO BUY SHARES                                                  9

HOW TO SELL (REDEEM) SHARES                                       13

HOW TO EXCHANGE SHARES                                            14

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS             15

OTHER INFORMATION ABOUT YOUR ACCOUNT                              18

ADDITIONAL INVESTOR SERVICES                                      18

DISTRIBUTIONS AND TAXES                                           19

FINANCIAL HIGHLIGHTS                                              20

RISK/RETURN SUMMARY

Investment Objectives
The MegaTrends Fund seeks long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest, and short-term capital gains is a secondary objective.

The fund's trustees may change the objective without a shareholder vote upon a 30-day written notice. If there is a material change to the fund's objectives or policies, you should consider whether the fund remains an appropriate investment for you.

The fund is a series of U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Leeb Capital Management, Inc. (Sub-Adviser).

Main Investment Strategies
The fund invests primarily in large capitalization equity securities.

Under normal circumstances, the Sub-Adviser will invest primarily in large capitalization equity securities based on its analysis of major economic themes. The Sub-Adviser performs statistical analysis of major economic themes and of monetary and economic trends, and evaluates the financial markets to identify "megatrends" in the global economy. The Sub-Adviser's analysis primarily focuses on the equities markets, seeking stocks with a growth potential at a reasonable price (relative to the S&P 500 Stock Index).

Historically, the Sub-Adviser has invested the fund's assets in a diversified portfolio consisting primarily of common stocks issued by U.S. companies, although the fund may invest a significant amount of its assets in foreign securities. The Sub-Adviser uses a combination of value- and growth-style of stock selection. The Sub-Adviser seeks stocks with sustainable future growth selling at an attractive price relative to the potential growth rate. Among other factors, the Sub-Adviser looks for companies that have proven management and sound financial strength whose stock price is low in light of the companies' earnings and cash flow. Currently, the fund treats companies with a capitalization of $10 billion or more as being large capitalization.

Main Risks
The fund is designed for long-term investors and is not a complete investment program. You may lose money by investing in the fund.

Market Risk
The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and it may be difficult to get an attractive price for them. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If the fund's growth stocks do not produce the predicted earnings growth, their share price may drop, and the fund's net asset value may decline.

Value Risk
The determination that a stock is undervalued is subjective. The market may not agree and the stock's price may not rise to what the Sub-Adviser believes is its full value. It may even decrease in value. Value stocks may also become unpopular.

Small Company Risk
The fund may invest in smaller companies. Investment in smaller companies involves greater risk than investment in larger, more established companies. The stocks of small- and medium-size companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines, and less liquid trading markets for their stock.

Foreign Securities Risk
The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. The fund's share price will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

Portfolio Management
The skill of the Sub-Adviser will play a significant role in the fund's ability to achieve its investment objectives. The fund's investment results depend on the ability of the Sub-Adviser to correctly identify economic "megatrends," especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the fund's investment results depend on the Sub-Adviser's ability to combine growth and value investing when selecting stocks, particularly in volatile stock markets. The Sub-Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

The fund may invest a significant portion of its assets in issuers conducting business in the precious metals sector. In addition to other business activity, these companies may mine, explore, process, or deal in precious metals. As such, the fund may be vulnerable to risks specific to the precious metals sector and companies in that sector. These companies may be significantly affected by the level and volatility of supplies and prices of precious metals. Additionally, these companies may be adversely affected by governmental regulations, environmental damage, and depletion of resources.

PERFORMANCE
The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year. On November 27, 2002, the fund changed its investment strategy to focus on large capitalization equities with growth potential at a reasonable price. Previously, the fund had a flexible investment strategy and the ability to invest in growth and value stocks, bonds, and money market instruments. Consequently, the fund's performance prior to November 27, 2002, may have been different if the current investment strategy had been in place.

Annual Total Returns (as of December 31 each year)


[GRAPHIC: BAR CHART CREATED FROM DATA POINTS IN FOLLOWING CHART]
        1994     -3.08%
        1995     24.22%
        1996     15.39%
        1997     15.59%
        1998      2.28%
        1999     17.24%
        2000     16.71%
        2001    -12.69%
        2002    -30.15%
        2003     44.20%

Best quarter shown in the bar chart above: 17.73% in fourth quarter 2003

Worst quarter shown in the bar chart above: (22.82)% in third quarter 2001

The table below compares the fund's average annual returns for the past one-, five-, and 10-year periods, to those of unmanaged indexes.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2003)             1 YEAR   5 YEARS   10 YEARS
  MEGATRENDS FUND
    RETURN BEFORE TAXES                                44.20%     3.77%     7.05%
    RETURN AFTER TAXES ON DISTRIBUTIONS                43.73%     2.34%     4.79%
    RETURN AFTER TAXES ON DISTRIBUTIONS AND
      SALE OF FUND SHARES                              28.91%     2.75%     5.08%
  S&P 500 Total Return Index*                          28.68%    (0.57)%   11.07%
  Russell 1000 Growth Index(R)**                       29.75%    (5.11)%    9.20%

*The S&P 500 Total Return Index is a widely recognized index of common stock prices of U.S. companies. The returns for the S&P 500 Total Return Index reflect no deduction for fees, expenses or taxes.

**The Russell 1000 Growth Index(R) includes those common stocks of the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index(R) is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The returns for the Russell 1000 Growth Index(R) reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

Shareholder Transaction Expenses--Direct Fees
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These fees are paid directly from your investment. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

  Maximum sales charge (load) imposed on purchases            None
  Account closing fee(1)                                       $10
  Administrative exchange fee                                   $5
  Small account fee(2)                                         $24
  Short-term trader's fee (If shares are exchanged or
    redeemed in less than 30 days)(3)                         0.25%

(1) Does not apply to exchanges.

(2) $6.00 per quarter for account balances less than $5,000 on the last business day of the quarter. (See "Account Minimums" section on page 15 for exemptions and other pertinent information).

(3) These fees are applied to the total account balance, including reinvested dividends, on a first in, first out basis. These fees do not apply to certain shareholders participating in omnibus accounts. (See "Short-Term Trading Fee" section on page 16 for pertinent information.

Annual Fund Operating Expenses--Indirect Fees
Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2003.

  Management fees                                             1.00%
  Distribution (12b-1) fees                                   0.24%
  Other expenses                                              1.83%
  Total annual fund operating expenses                        3.07%

Example of Effect of the Fund's Operating Expenses
This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

 * You invest $10,000.

 * Your investment has a 5% annual return.*

 * The fund's operating expenses remain the same.*

 * All dividends and distributions are reinvested.

Although your actual expenses may be higher or lower, based on these assumptions, you would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

 1 YEAR      3 YEARS      5 YEARS      10 YEARS
   $320         $958       $1,621        $3,393

You would pay the following expenses if you did not redeem your shares:

 1 YEAR      3 YEARS      5 YEARS      10 YEARS
   $310         $948       $1,611        $3,383

*Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

Investment Process
The Sub-Adviser for the fund is Leeb Capital Management, Inc. The Sub-Adviser's investment process is based primarily on portfolio techniques developed by Dr. Stephen Leeb, President and controlling shareholder of the Sub-Adviser, and his staff. The Sub-Adviser has developed models over the years to assist it in assessing economic "megatrends" and the resulting relative risk potential in the stock markets. These models emphasize general economic, monetary, and technical indicators. Based on its analysis, the Sub-Adviser selects stocks by utilizing a combination of growth and value style investing. The fund generally will invest in large companies with growth potential that are dominant in their industry, have quality management, display strong, stable financial health, and are selling at relative discounts to the market, their industry, and their historical price to earnings ratios, cash flow, and other factors. The common stocks of such companies generally are traded on major stock exchanges and have a high degree of liquidity. The Sub-Adviser may also invest in smaller companies with market capitalization of less than $300 million at the time of purchase. While the fund is diversified, the Sub-Adviser may invest a significant portion of the fund's assets in the stock of a single company. As a result, a single security's increase or decrease in value may have a greater impact on the fund's share price and total return.

Foreign Securities
The fund may invest a significant amount of its assets in the common stocks and other equity securities of foreign issuers. Investments in foreign securities involve greater risks than investments in domestic securities. These risks include:

 * CURRENCY RISK. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

 * POLITICAL, SOCIAL, AND ECONOMIC RISK. Foreign investments may be subject to heightened political, social, and economic risks. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

 * REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign companies may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

 * MARKET RISK. Foreign securities markets may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

 * TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those of domestic transactions.

General Portfolio Policies

Principal Types of Investments and Related Risks
Because the fund invests substantially all of its assets in common stocks of U.S. companies, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business, and economic conditions. If this occurs, the fund's share price may also decrease.

Other Types of Investments, Related Risks, and Considerations
While not principal strategies, the fund may lend portfolio securities, may invest in convertible securities, may hold temporary investments such as repurchase agreements, and may invest in illiquid securities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities, short-term indebtedness, money market instruments, or other high-grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency, or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

The Sub-Adviser may sell the fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs and may result in taxable capital gains. Tax and transaction costs lower the fund's affective return for investors. The fund's historical portfolio turnover rates are noted under Financial Highlights.

FUND MANAGEMENT

Investment Adviser
U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229 (Adviser), furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds and U.S. Global Accolade Funds, a family of mutual funds with approximately $1.5 billion in assets. For the fiscal year ended October 31, 2003, the Adviser was paid a fee of 1.00% of average net assets in the fund.

Sub-Adviser
The Adviser has retained Leeb Capital Management, Inc., 500 5th Avenue, Suite 3120, New York, New York 10110, to serve as the Sub-Adviser for the fund. Leeb Capital Management, Inc. has been the Sub-Adviser for the fund since November 18, 1991. The Sub-Adviser manages the composition of the portfolio and is responsible for day-to-day investment management of the fund. In consideration for investment management services rendered to the fund, the Adviser shares the management fee (net of all expense reimbursements and waivers, if any) with the Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Portfolio Manager
Dr. Stephen Leeb has served as the fund's lead portfolio manager since 1991. Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. Dr. Leeb is the editor of The Complete Investor, one of the most widely read financial newsletters, and The Big Picture, a well-known market timing newsletter. In addition, Dr. Leeb is the author of the acclaimed books, The Oil Factor: Protect Yourself--and Profit--from the Coming Energy Crisis, Defying the Market, Getting in on the Ground Floor, Market Timing for the Nineties, and The Agile Investor. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School of Business at the University of Pennsylvania. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN, and CNBC.

Distribution Plan
The fund has adopted a 12b-1 plan that allows the fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2003, fees paid by the fund under this plan were 0.24% of fund net assets.

HOW TO BUY SHARES

                                                INITIAL       SUBSEQUENT
MINIMUMS                                        INVESTMENT    INVESTMENT
   * Regular account                              $5,000          $50

   * ABC Investment Plan(R)                       $1,000         $100

   * Custodial accounts for minors                $1,000          $50

   * Retirement account                             None         None

Minimum investments may be waived at the discretion of the officers of the trust.

Send New Account Applications to:
    Shareholder Services
    U.S. Global Accolade Funds
    P.O. Box 781234
    San Antonio, TX 78278-1234

By Mail
 * Read this prospectus.

 * Fill out the application if you are opening a new account.

 * Write your check for the amount you want to invest. Make it payable to the fund you are buying.

 * Shares purchased by check are not available until the tenth business day after the purchase, or when your check clears if later.

 * Send the completed application, any additional documentation required, and your check in the envelope provided.

 * Federal law requires us to obtain certain information from you, which will be used to verify your identity before we open your account. If we are unable to verify this information, we will return your money to you with no interest.

 * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.

On-Line Purchase of Shares
 * For existing accounts, please complete the Online Purchase Application, which may be downloaded from our website at www.usfunds.com.

 * If you are opening a new account, please complete a new account application, which may be downloaded from our website, and complete the section entitled Online Purchase Option on the application. Send your application to U.S. Global along with your initial purchase.

 * Once your on-line purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

 * U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

 * Shares purchased on-line are not available until the tenth business day after the purchase or, if later, when your ACH clears.

By Telephone
 * We automatically grant all shareholders telephone exchange privileges unless you decline them explicitly in writing.

 * If you already have a U.S. Global fund account, you may purchase additional shares by telephone order.

 * You must pay for additional shares within seven business days.

 * Telephone purchases are not available for U.S. Global retirement accounts.

 * Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

By Wire
 * Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

By Automatic Investment
 * To purchase more shares automatically each month, fill out the ABC Investment Plan(R) form.

 * U.S. Global automatically withdraws monies from your bank account monthly.

 * Shares purchased through the ABC Investment Plan(R) are not available for redemption until the tenth business day after the purchase is made.

 * See details on the application.

Important Notes About Paying for Your Shares
Your check must be made payable to the MEGATRENDS FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any U.S. Global Investors Funds or U.S. Global Accolade Funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

Effective Time for Purchase or Redemption Orders
Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted.

If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services or when your check clears, whichever is later. You can exchange into other U.S. Global family of funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a short-term trader's fee. See "Short-Term Trading Fee" for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), typically, 4:00 p.m. Eastern time, will not become effective until the next business day.

Orders received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value (NAV) per share after the fund's transfer agent has received:

 * a completed and signed application, and

 * a check or wire transfer for the full amount.

If you already have a MEGATRENDS FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

 * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

 * Each registered shareholder on your account registration must sign your request, with the signature(s) appearing exactly as it does on your account registration.

 * Redemptions of more than $15,000 require a signature guarantee.

 * A signature guarantee may be required in other situations. See
   "Signature Guarantee/Other Documentation."

 * If you have an identically registered account in a U.S. Global Investors money market fund with checkwriting privileges, you may call the fund and direct an exchange of your MEGATRENDS FUND shares into your existing money market fund account. You may then write a check against your money market fund account.

 * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

 * The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

Important Notes About Redeeming Your Shares
 * Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

 * You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See "Signature Guarantee/Other Documentation."

 * You will be charged $10 for a wire transfer. International wire charges will be higher.

 * We will usually send a wire transfer the next business day after receipt of your order.

 * Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business days from the purchase date.

 * To protect shareholders from the expense burden of excessive trading, the fund charges 0.25% of the value of shares redeemed or exchanged when the shares are held less than 30 days (see page 16).

 * Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

When exchanging shares into other funds in the U.S. Global family of funds:

 * An exchange order is effective on any given day when the exchange request is received by the fund by 4:00 p.m. Eastern time, except that exchanges into and out of the Gold Shares and/or World Precious Minerals Funds are not permitted after the earlier of 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Any exchange order into or out of Gold Shares and/or World Precious Minerals Funds after 3:00 p.m. Eastern time will be executed at the relative NAVs of the funds as calculated on the next business day.

 * Each account must be registered identically; each must have the same signatures and addresses.

 * You will be charged $5 by the transfer agent for each exchange out of any fund account. The fund reserves the right to waive this fee for certain accounts.

 * Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. However, the short-term trading fee may apply.

 * You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

 * Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

 * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

 * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

 * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

 * Exchanges out of the fund of shares held less than 30 days are subject to the short-term trading fee equal to 0.25% of the value of shares exchanged (see page 16).

 * Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to ten business days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

The Fund Reserves the Following Rights
 * To modify or eliminate any special purchase or redemption services or privileges.

 * To hold redemption proceeds for up to seven business days, or longer if permitted by the SEC.

 * To waive investment minimums or account minimum fees.

 * To refuse any application, investment, or exchange.

 * To require a signature guarantee or any other documentation.

 * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners, there is reason to believe a fraudulent transaction may occur, the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons.

Account Minimums
MINIMUM BALANCE FEE. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum balance fee of $6 will be deducted from your account.

The fund reserves the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum balance fee will be deducted from the proceeds.

MINIMUM BALANCE FEES AND INVOLUNTARY REDEMPTIONS DO NOT APPLY TO:

 * Shareholders whose combined fund assets (excluding the money market funds) in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

 * ABC Investment Plan(R) accounts.

 * Retirement accounts.

 * Custodial accounts for minors.

Short-Term Trading Fee
Redemptions (including exchanges) of shares of the MegaTrends Fund held less than 30 days will be subject to a redemption fee equal to 0.25% of the amount redeemed. All redemption fees will be paid to the fund. Shareholders participating in omnibus account arrangements will be charged the fee by the omnibus account provider if the omnibus account provider has agreed to monitor shareholder trading activity and collect a fund's redemption fee. If you hold your shares of the funds through an omnibus account provider (such as a 401(k) plan or a broker-dealer sponsored program), you should check with the program representative to determine if the redemption fee will be applied to your account. These fees are applied to the total account balance, including reinvested dividends, on a first in, first out basis.

Net Asset Value (NAV) Calculation
The price at which you buy, sell, or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. On any day on which the fund is open but the NYSE is closed, the NAV of the fund is determined as of 4:00 p.m. Eastern time.

For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges into or out of the Gold Shares and/or World Precious Minerals Funds, your request must be received before 3:00 p.m. Eastern time or the close of the NYSE, whichever is earlier. Except as provided below, foreign securities are valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. In such a case, the fund's value for a security is likely to be different from the last quoted market price. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at approximately 12:00 noon Eastern time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

Signature Guarantee/Other Documentation
The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

 * Your redemption request exceeds $15,000.

 * You request that payment be made to a name other than the one on your account registration.

 * You request that payment be mailed to an address other than the one of record with the fund.

 * You change or add information relating to your designated bank.

 * You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions call 1-800-US-FUNDS.

Business Days
You may purchase, redeem or exchange shares of the fund on any day the fund is open for business. The fund is open for business on every day the NYSE is open for business. In addition, the fund reserves the right to be open for business on days the NYSE is closed.

OTHER INFORMATION ABOUT YOUR ACCOUNT
The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions, communicated by telephone or computer, that they believe to be genuine if these procedures are followed.

Confirmations
After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

Purchases and Redemptions Through Broker/Dealers
You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums, which are not applicable if you buy or sell shares directly from the fund.

ADDITIONAL INVESTOR SERVICES

Online Services
If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

Retirement Services
The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and 403(b) plans. Each account in the fund will be charged an annual custodial fee as follows:

         Regular IRA                                $10
         Roth IRA                                   $10
         Coverdell Education Savings Account        $10
         SEP IRA                                    $15
         SIMPLE IRA                                 $15
         403(b)                                     $15

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

If you elect to receive distributions paid in cash by check and your check is returned undeliverable, your distribution option may be converted to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

Taxes to You
You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year unless the exchange is between tax-deferred accounts.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to help you understand the fund's financial performance for the past five years. Some of the information reflects financial results for a single fund share. Total returns represent the rate at which an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been derived from the fund's financial statements, which have been audited by KPMG LLP, independent auditors, for the fiscal year ended October 31, 2003, and their report and the fund's financial statements are included in the annual report, which is available by request. Another accounting firm audited this information for the fiscal years ended October 31, 2002, and prior.

                                                               YEAR ENDED OCTOBER 31,
                                              -------------------------------------------------------
                                                 2003        2002        2001        2000        1999
                                              -------     -------     -------     -------     -------
 NET ASSET VALUE, BEGINNING OF PERIOD         $  6.62     $  9.20     $ 12.37     $ 10.76     $ 11.35
                                              =======     =======     =======     =======     =======
 Income from investment operations
  Net investment loss                           (0.18)      (0.14)      (0.14)      (0.08)      (0.01)
  Net realized and unrealized gains
   (losses) on securities                        1.85       (1.69)      (1.83)       2.74        1.27
                                              -------     -------     -------     -------     -------
    Total from investment operations             1.67       (1.83)      (1.97)       2.66        1.26
                                              -------     -------     -------     -------     -------
 Less distributions
  From net investment income                    (0.04)         --          --          --          --
  From capital gains                               --       (0.75)      (1.20)      (1.05)      (1.85)
                                              -------     -------     -------     -------     -------
    Total distributions                         (0.04)      (0.75)      (1.20)      (1.05)      (1.85)
                                              -------     -------     -------     -------     -------
 NET ASSET VALUE, END OF PERIOD               $  8.25     $  6.62     $  9.20     $ 12.37     $ 10.76
                                              =======     =======     =======     =======     =======
 Total return (excluding account fees)(a)       25.38%     (22.15)%    (17.40)%     27.17%      12.85%
 Ratios/supplemental data(b)
  Net assets, end of period (in thousands)    $12,377     $10,888     $14,232     $17,776     $17,453
  Ratio of expenses to average net assets        3.07%       2.70%       2.37%       2.32%       2.17%
  Ratio of expenses after fee
   reimbursements and expense reductions         3.07%       2.70%       2.37%       2.31%       2.17%
  Ratio of net investment loss to average
   net assets                                   (2.12)%     (1.83)%     (1.25)%     (0.67)%     (0.05)%
  Portfolio turnover rate                          96%         87%        109%        168%         76%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would increase the net investment loss ratio had such reductions not occurred.

FUNDS IN THE U.S. GLOBAL FAMILY OF FUNDS
Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

HIGH REWARD -        China Region Opportunity Fund
HIGH RISK            Eastern European Fund
                     Gold Shares Fund
                     World Precious Minerals Fund
                     Global Resources Fund
                     Bonnel Growth Fund

MODERATE REWARD -    All American Equity Fund
MODERATE RISK        MEGATRENDS FUND
                     Tax Free Fund
                     Near-Term Tax Free Fund

LOW REWARD -         U.S. Government Securities Savings Fund
LOW RISK             U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

Other Fund Services
The fund offers additional services to meet the unique needs of our investors, including:

 * Payroll deduction plans, including military allotments.

 * Custodial accounts for minors.

 * Systematic withdrawal plans.

 * Retirement plans such as IRA, SEP/IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, and 403(b)(7) plans.

MegaTrends Fund, a Series of U.S. Global Accolade Funds
More information on this fund is available at no charge, upon request.

Annual/Semi-Annual Reports
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports describe the fund's performance, list holdings, and describe recent market conditions, fund investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objectives. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

To Request Information:

BY PHONE      1-800-US-FUNDS
              (1-800-873-8637)

BY MAIL       Shareholder Services
              MegaTrends Fund
              P.O. Box 781234
              San Antonio, TX 78278-1234

BY INTERNET   http://www.usfunds.com

The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.


                                MEGATRENDS FUND
[U.S. Global Investors logo]    SEC Investment Company Act File No. 811-7662

================================================================================
PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
        (ITEMS 10 - 21)
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS













                               Bonnel Growth Fund



                       Statement of Additional Information























This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2004. The financial statements for the Bonnel Growth Fund for the year ended October 31, 2003, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 2003, which is available without charge upon request. Copies of the Prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the prospectus are available online at www.usfunds.com.


The date of this Statement of Additional Information is February 28, 2004.

TABLE OF CONTENTS
                                                                            Page
GENERAL INFORMATION...........................................................1
FUND POLICIES.................................................................1
VALUATION OF SHARES...........................................................2
INVESTMENT STRATEGIES AND RISKS...............................................3
PORTFOLIO TURNOVER............................................................8
PORTFOLIO TRANSACTIONS........................................................8
MANAGEMENT OF THE FUND.......................................................12
PROXY VOTING POLICIES........................................................13
PRINCIPAL HOLDERS OF SECURITIES..............................................20
INVESTMENT ADVISORY SERVICES.................................................20
DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES.............................22
DISTRIBUTION PLAN............................................................23
CERTAIN PURCHASES OF SHARES OF THE FUND......................................24
ADDITIONAL INFORMATION ON REDEMPTIONS........................................25
CALCULATION OF PERFORMANCE DATA..............................................25
TAX STATUS...................................................................27
CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR.................................28
INDEPENDENT AUDITORS.........................................................28
FUND COUNSEL.................................................................28
COUNSEL TO INDEPENDENT TRUSTEES..............................................28
FINANCIAL STATEMENTS.........................................................29

                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate, diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Bonnel Growth Fund (fund) and should be read in conjunction with the prospectus. The fund commenced operations on October 17, 1994.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.



                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies is fundamental.

Fundamental Investment Restrictions. The fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or (2) more than 50% of the fund's outstanding shares.


The fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

5.   Purchase physical commodities or contracts related to physical commodities.

6. Make loans, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


Non-Fundamental Investment Restrictions. The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.


The fund may not:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.   Invest more than 15% of its net assets in securities that are illiquid.




                               VALUATION OF SHARES


Share value is calculated in U.S. dollars. A security quoted in another currency is converted to U.S. dollars using the exchange rate in effect at approximately 12:00 noon Eastern Time in the principal market where the security is traded. A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price on the primary exchange in which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, securities traded on NASDAQ will be valued at the mean between the bid and ask quotation, if available. Over-the-counter securities are valued at the mean between the last bid and ask quotation, if available.

If market quotations are not readily available, or when the portfolio management team believes that a readilyavailable market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the board of trustees. The trustees have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.

Securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent market values. Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. In that case, the fair valuation committee will make an adjustment. If the event would materially affect the fund's net asset market value, the security will be valued at fair value.

Exchange-traded debt securities are valued in the same manner as exchange-traded equity securities as described above. Debt securities not traded on an exchange and municipal debt securities are each valued by a pricing service that utilizes a matrix pricing system to value such securities.

Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. This involves valuing an instrument at its cost initially and assuming, after that, a constant amortization to maturity of any discount or premium, despite the impact of fluctuating interest rates on the market value of the instrument.



                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

Market Risk. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

Real Estate Investment Trusts (REITs). The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

American Depository Receipts. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

Emerging Markets. The fund may invest up to 5% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. The Sub-Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Sub-Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the following listed risks before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

1. The risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

2. The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

3. Greater social, economic and political uncertainty (including the risk of war);

4. Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

5. Currency exchange rate fluctuations and the lack of available currency hedging instruments;

6.   Higher rates of inflation;

     7. Controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

8.   Greater governmental involvement in and control over the economy;

9. The fact that emerging market companies may be smaller, less seasoned and newly organized;

10. The difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

11. The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

12. The fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies;

13.  Less extensive regulation of the securities markets;

14. Certain considerations regarding the maintenance of fund portfolio securities and cash with foreign sub-custodians and securities depositories;

15. The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

16. The risk that the fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

17. The fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the fund in the markets in which the fund will principally invest;

18. Enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over-regulation may be, therefore, a form of indirect nationalization;

19. Businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

20. The Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

21. Disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund.

Securities Lending. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or high-quality liquid securities as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with high-quality liquid securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality liquid securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

Borrowing. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

Temporary Defensive Investment. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

Repurchase Agreements. The fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian or sub-custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser considers creditworthy.

Commercial Paper and Other Money Market Instruments. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Convertible Securities. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors, which, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

Put and Call Options.

Selling (or Writing) Covered Call Options. The fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the fund will not be asked to deliver the security; and the fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the fund for writing the option. If the security owned by the fund appreciates above the options strike price, the fund will generally be called upon to deliver the security, which will prevent the fund from receiving the benefit of any price appreciation above the strike price.

Buying Call Options. The fund may establish an anticipatory hedge by purchasing call options on securities that the fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

Put Options. The fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The fund will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

Closing Transactions. The fund may dispose of an option written by the fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

Index Options. The fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Limitations. The fund will purchase and sell only options listed on a securities exchange. The fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the fund would exceed 5% of the fund's total assets. The fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of the fund's total assets.



                               PORTFOLIO TURNOVER

The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes").

For the fiscal periods shown below, the fund's portfolio turnover rate was:


           Fiscal Period                  Portfolio Turnover
    ---------------------------           ------------------
    Year ended October 31, 2003                  545%
    Year ended October 31, 2002                  383%
    Year ended October 31, 2001                  338%



                             PORTFOLIO TRANSACTIONS

The fund's portfolio turnover rate increased due to the volatility in the market with respect to corporate earnings. Since the portfolio management strategy is focused on earnings momentum, the volatility in the market increased the investment trading strategy. Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Bonnel, Inc. (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees of the fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:



            Fiscal Period                 Brokerage Fees
    ---------------------------           --------------
    Year ended October 31, 2003           $1,690,114
    Year ended October 31, 2002           $1,010,193
    Year ended October 31, 2001           $  905,840

During the years ended October 31, 2001, 2002 and 2003, no brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser.

In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses that they might otherwise bear.

The Adviser or Sub-Adviser executed most of the fund's transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on the Nasdaq or AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactions if the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.


Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the fund.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below.


-------------------------------------------------------------------------------------------------------------------

                                                         NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------

                                         TERM OF                                   NUMBER OF
                                        OFFICE(2)                                 PORTFOLIOS
                          POSITIONS        AND                                      IN FUND            OTHER
         NAME               HELD         LENGTH             PRINCIPAL               COMPLEX        DIRECTORSHIPS
        (AGE)               WITH         OF TIME          OCCUPATION(S)            OVERSEEN           HELD BY
      ADDRESS(1)            TRUST        SERVED     DURING PAST 5 YEARS           BY TRUSTEE          TRUSTEE

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------


J. Michael Belz         Trustee         1998         President and Chief             Three              None
(50)                                    to           Executive Officer of
                                        present      Catholic Life Insurance
                                                     since 1984.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------

Richard E. Hughs        Trustee        1994         School of Business, State        Three              None
(67)                                   to           University of New York at
                                       present      Albany: Professor Emeritus
                                                    since September 2001,
                                                    Professor from 1990 to 2001,
                                                    Dean from 1990 to 1995;
                                                    Director of MBA program from
                                                    1996 to 2001.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------
Clark R. Mandigo        Trustee        1993         Restaurant operator,        Twelve           Director, Lone
(60)                                   to           business consultant since                    Star Steakhouse &
                                       present      1991.                                        Saloon, Inc.
                                                                                                 since 1992 and
                                                                                                 Horizon Organic
                                                                                                 Holding
                                                                                                 Corporation since
                                                                                                 1996.
----------------------- -------------- ------------ --------------------------- ---------------- -------------------
--------------------------------------------------------------------------------------------------------------------


(1) Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2) Each elected or appointed Trustee shall serve for six years or until termination of the Fund or the Trustee's death, resignation or removal, whichever occurs first. While a trustee may be elected or appointed for additional terms, no Independent Trustee shall serve for longer than 12 years form the date of original appointment or election. An Independent Trustee will not be renominated for election by shareholders in the calendar year of the Trustee's seventy-second birthday. If the Fund does not have an election by shareholders in that year, retirement will take effect no later than the end of the calendar year of his or her seventy-second birthday.




--------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------



        NAME            POSITIONS      TERM OF      PRINCIPAL OCCUPATION(S)     NUMBER OF            OTHER
                                        OFFICE                                  PORTFOLIOS
                                         AND                                     IN FUND
                           HELD         LENGTH                                   COMPLEX         DIRECTORSHIPS
        (AGE)              WITH        OF TIME                                   OVERSEEN           HELD BY
     ADDRESS(1)           TRUST         SERVED        DURING PAST 5 YEARS       BY TRUSTEE          TRUSTEE

---------------------- ------------- ------------- -------------------------- --------------- ---------------------
---------------------- ------------- ------------- -------------------------- --------------- ---------------------


Frank E. Holmes        Trustee,      1989 to       Chairman of the Board of   Twelve          Director of 71316
(48)                   Chief         present       Directors, Chief                           Ontario, Inc. since
                       Executive                   Executive Officer, and                     April 1987 and of
                       Officer,                    Chief Investment Officer                   F. E. Holmes
                       President,                  of the Adviser. Since                      Organization, Inc.
                       Chief                       October 1989, Mr. Holmes                   since July 1978.
                       Investment                  has served and continues
                       Officer                     to serve in various
                                                   positions with the
                                                   Adviser, its
                                                   subsidiaries, and the
                                                   investment companies it
                                                   sponsors.



---------------------- ------------- ------------- -------------------------- --------------- ---------------------
-------------------------------------------------------------------------------------------------------------------

(1)   Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2)   Mr. Holmes is an "interested person" of the Trust by virtue of his position with U.S. Global Investors, Inc.

-------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------

                                                                        OFFICERS

--------------------------------------------------------------------------------------------------------------------

                                            TERM OF
                                            OFFICE
                       POSITIONS              AND
       NAME               HELD              LENGTH                PRINCIPAL
      (AGE)               WITH              OF TIME               OCCUPATION(S)
    ADDRESS(1)           TRUST              SERVED                DURING PAST 5
      YEARS



----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Susan B. McGee (44)     Executive Vice      1997 to       President and General Counsel of the Adviser. Since
                        President,          present       September 1992. Ms. McGee has served and continues to
                        Secretary,                        serve in various positions with the Adviser, its
                        General Counsel                   subsidiaries, and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Tracy C. Peterson (31)  Treasurer           1998 to       Treasurer of the Trust and Chief Financial Officer of
                                            present       the Adviser. Since 1996, Mr. Peterson has served in
                                                          various positions with the Adviser, its subsidiaries,
                                                          and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


(1)   Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

--------------------------------------------------------------------------------------------------------------------




The Board of Trustees has an audit committee. The audit committee is responsible for monitoring the fund's financial reporting and disclosure process and internal control system; reviewing the audit efforts of the fund's independent accountants; providing an open avenue of communication among the independent accountants, fund management and the Board; and confirming that fund management has established and maintains processes to assure compliance by the fund with all applicable laws, regulations and fund policies. The audit committee is made up of Messrs. Belz, Hughs, and Mandigo, all of whom are non-interested Trustees of the Trust. The audit committee held three meetings during the fiscal year ended October 31, 2003.



                             OWNERSHIP OF THE FUNDS

As of December 31, 2003, each Trustee beneficially owned that amount of fund shares and shares in all funds overseen by the Trustee in the fund complex as indicated by the dollar range set forth below.


---------------------------------------- -------------------------------- ------------------------------------------
            NAME OF TRUSTEE                  DOLLAR RANGE OF EQUITY           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                           SECURITIES IN ALL REGISTERED INVESTMENT
                                         SECURITIES IN THE FUND HELD AS    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                                  OF 12/31/2003                    OF INVESTMENT COMPANIES
---------------------------------------- -------------------------------- ------------------------------------------
INTERESTED TRUSTEE
---------------------------------------- -------------------------------- ------------------------------------------

    Frank E. Holmes                          $0                               Over $100,000
---------------------------------------- -------------------------------- ------------------------------------------
NON-INTERESTED TRUSTEES

    J. Michael Belz                          $1 - $10,000                     $10,001 - $50,000
    Richard E. Hughs                         $50,001 - $100,000               Over $100,000
    Clark R. Mandigo                         $50,001 - $100,000               Over $100,000
---------------------------------------- -------------------------------- ------------------------------------------



                                                                    COMPENSATION

--------------------------------------- --------------------------------- ------------------------------------------

          NAME AND POSITION               TOTAL COMPENSATION FROM U.S.             TOTAL COMPENSATION FROM
                                                     GLOBAL                 U.S. GLOBAL FUND COMPLEX (1) TO BOARD
                                               ACCOLADE FUNDS (2)                          MEMBERS


--------------------------------------- --------------------------------- ------------------------------------------

Frank E. Holmes, Trustee, Chief                        $0                                    $0
Executive Officer, President
J. Michael Belz, Trustee                            $21,250                                $21,250
Richard E. Hughs, Trustee                           $25,250                                $25,250
Clark R. Mandigo, Trustee                           $21,000                                $46,700

--------------------------------------- --------------------------------- ------------------------------------------


(1) Total compensation paid by U.S. Global fund complex for fiscal year ended October 31, 2003. As of this date, there were twelve funds in the complex. Messrs. Holmes and Mandigo serve on the Boards of all twelve fund portfolios. Messrs. Belz and Hughs serve on the Board of three fund portfolios.
(2)  Includes compensation related to three fund portfolios.


--------------------------------------------------------------------------------------------------------------------


                                 CODE OF ETHICS


The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by the fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.






                              PROXY VOTING POLICIES

The board of trustees of U.S. Global Accolade Funds determined that it is in the best interest of the Trust to hire Institutional Shareholder Services (ISS) as proxy voting agent and to provide vote disclosure services for the funds. Pursuant to the Board's direction, ISS, a proxy voting and consulting firm, will receive proxy-voting statements, provide information and research, make proxy vote recommendations, vote the proxies and handle the administrative functions associated with the voting of client proxies. The proxy voting guidelines developed by ISS are set forth in the ISS Proxy Voting Guidelines Summary and Concise Global Proxy Voting Guidelines. The board also directed U.S. Global Investors, Inc. (Adviser) and subadvisers to monitor proxy-voting issues and provide any recommendations to the board on any particular proxy vote consistent with their investment management and fiduciary duties. The board may, on its own or based upon a recommendation of the Adviser or subadvisers, vote contrary to the ISS recommendation, if it determines it would be in the best interest of a fund to do so.

VOTING PROCEDURES

Upon receipt of proxy statements on behalf of USGAF, ISS will notify the Compliance Director the Adviser of the voting deadlines and provide a summary of its vote recommendations and rationale for each proxy. The Compliance Director will forward to each applicable subadviser ISS's vote recommendation for a fund for the subadviser to monitor.


                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

     1.   Auditors

     Vote FOR proposals to ratify auditors, unless any of the following apply: o
          An auditor has a financial interest in or association with the company, and is therefore not independent; o Fees for non-audit services are excessive; or o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

     2.   Board of Directors

     Voting on Director Nominees in Uncontested Elections. Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


     Classification/Declassification of the Board. Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.


     Independent Chairman (Separate Chairman/CEO). Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

     Majority of Independent Directors/Establishment of Committees. Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

     Vote FOR  shareholder  proposals  asking  that board  audit,  compensation,
     and/or  nominating   committees  be  composed  exclusively  of  independent
     directors if they currently do not meet that standard.

     3.   Shareholder Rights

     Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


     Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.


     Cumulative Voting. Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions. Confidential Voting Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

     4. Proxy Contests

     Voting for Director Nominees in Contested Elections. Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

     Reimbursing Proxy Solicitation Expenses. Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

     5. Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

     6.   Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

     7.   Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASE- BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

     8.   Capital Structure

     Common Stock Authorization. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if: o It is intended for financing purposes with minimal or no dilution to current shareholders o It is not designed to preserve the voting power of an insider or significant shareholder

     9.   Executive and Director Compensation

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analysis an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

     Management Proposals Seeking Approval to Reprice Options. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following: o Historic trading patterns; o Rationale for the repricing; o Value-for-value exchange; o Option vesting; o Term of the option; o Exercise price; and o Participation.

     Employee Stock Purchase Plans. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply: o Purchase price is at least 85 percent of fair market value; o Offering period is 27 months or less; and o Potential voting power dilution (VPD) is ten percent or less. Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

     Shareholder Proposals on Compensation . Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     10.  Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE/. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

     CONCISE GLOBAL PROXY VOTING GUIDELINES.

     Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

     Financial Results/Director and Auditor Reports. Vote FOR approval of financial statements and director and auditor reports, unless:
     o there are concerns about the accounts presented or audit procedures used; or
     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

     Appointment of Auditors and Auditor Compensation Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     o there are serious concerns about the accounts presented or the audit procedures used;
     o    the auditors are being changed without explanation; or
     o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

     Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

     Appointment of Internal Statutory Auditors. Vote FOR the appointment or reelection of statutory auditors, unless: o there are serious concerns about the statutory reports presented or the audit procedures used; o questions exist concerning any of the statutory auditors being appointed; or o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

     Allocation of Income. Vote FOR approval of the allocation of income, unless: o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or o the payout is excessive given the company's financial position.

     Stock (Scrip) Dividend Alternative. Vote FOR most stock (scrip) dividend proposals. Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     Amendments to Articles of Association. Vote amendments to the articles of association on a CASE-BY-CASE basis.

     Change in Company Fiscal Term. Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

     Lower Disclosure Threshold for Stock Ownership. Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

     Amend Quorum Requirements. Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

     Transact Other Business. Vote AGAINST other business when it appears as a voting item.

     Director Elections. Vote FOR management nominees in the election of directors, unless:
     o there are clear concerns about the past performance of the company or the board; or
     o    the board fails to meet minimum corporate governance standards.

     Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations. Vote
     AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed). Director Compensation Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis. Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis. Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

     Discharge of Board and Management. Vote FOR discharge of the board and management, unless: o there are serious questions about actions of the board or management for the year in question: or o legal action is being taken against the board by other shareholders.

     Director, Officer, and Auditor Indemnification and Liability Provisions. Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis. Vote AGAINST proposals to indemnify auditors.

     Board Structure. Vote FOR proposals to fix board size. Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors. Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

     Share Issuance Requests General Issuances: Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital. Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital. Specific Issuances: Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.


     Increases in Authorized Capital. Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding. Vote FOR specific proposals to increase authorized capital to any amount, unless:

     o    the  specific   purpose  of  the  increase   (such  as  a  share-based
          acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     o    the increase  would leave the company with less than 30 percent of its
          new  authorization   outstanding  after  adjusting  for  all  proposed
          issuances (and less than 25 percent for companies in Japan).

     Vote AGAINST proposals to adopt unlimited capital authorizations.

     Reduction of Capital. Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY- CASE basis.

     Capital Structures. Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure. Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

     Preferred Stock. Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders. Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares. Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

     Debt Issuance Requests. Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights. Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

     Pledging of Assets for Debt. Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

     Increase in Borrowing Powers. Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

     Share Repurchase Plans. Vote FOR share repurchase plans, unless: o clear evidence of past abuse of the authority is available; or o the plan contains no safeguards against selective buybacks.

     Reissuance of Shares Repurchased. Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

     Capitalization of Reserves for Bonus Issues/Increase in Par Value. Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

     Reorganizations/Restructurings. Vote reorganizations and restructurings on a CASE-BY-CASE basis.

     Mergers and Acquisitions. Vote FOR mergers and acquisitions, unless: o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or o the company's structure following the acquisition or merger does not reflect good corporate governance.

     Vote AGAINST if the companies do not provide  sufficient  information  upon
     request  to  make  an  informed  voting  decision.   ABSTAIN  if  there  is
     insufficient information available to make an informed voting decision.

     Mandatory Takeover Bid Waivers. Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

     Reincorporation Proposals. Vote reincorporation proposals on a CASE-BY-CASE basis.

     Expansion of Business Activities. Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

     Related-Party   Transactions.   Vote   related-party   transactions   on  a
     CASE-BY-CASE basis.

     Compensation Plans. Vote compensation plans on a CASE-BY-CASE basis.

     Antitakeover Mechanisms. Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

     Shareholder Proposals. Vote all shareholder proposals on a CASE-BY-CASE basis. Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost. Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.


                         PRINCIPAL HOLDERS OF SECURITIES


As of February 20, 2004, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entities owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of February 20, 2004.


Name & Address of Owner             % Owned             Type of Ownership
Charles Schwab & Co., Inc.            13.35%            Record(1)
101 Montgomery Street
San Francisco, CA 94104-4122

(1)Charles Schwab, broker-dealer, has advised that no individual client owns more than 5% of the fund.



                          INVESTMENT ADVISORY SERVICES


The fund's investment adviser is U.S. Global Investors, Inc. (Adviser), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and Trustee, Chief Executive Officer, President, and Chief Investment Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.


In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

Management Fees

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees:

        Fiscal Period                   Management Fee
 Year ended October 31, 2003               $760,339
 Year ended October 31, 2002               $962,115
 Year ended October 31, 2001             $1,399,928


For the services of the Adviser, the fund pays a management fee at an annual rate of 1.00% based on average net assets. Fees are accrued daily and paid monthly.


The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and

Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Bonnel, Inc. (Sub-Adviser). Art Bonnel, portfolio manager, beneficially owns more than 25% of the Sub-Adviser and may be deemed a control person of the Sub-Adviser. In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the fund that exceed the 0.25% 12b-1 fee charged to the fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange Commission (SEC) declared the fund's registration statement effective; 3) the unrecovered costs of organizing the fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the fund greater than $40,000); and 4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund.

For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:


        Fiscal Period                   Sub-Adviser Fee
   Year ended October 31, 2003              $ 380,170
   Year ended October 31, 2002              $ 481,058
   Year ended October 31, 2001              $ 699,964

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 (1940 Act) or by the Board of Trustees of the Trust, and
(ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In connection with their review of the Advisory and sub-advisory agreements, the Board considered, among other factors, the nature, extent and quality of the Adviser and Sub-Adviser's services and the overall fairness of the agreement to the fund. The Trustees requested and evaluated reports from the Adviser that addressed specific factors designed to inform the Trustees' consideration of these and other issues. The noninterested trustees also received a memorandum from counsel to the non-interested trustees describing their duties in connection with contract renewals.

With respect to the nature and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the functions performed by the Adviser and Sub-Adviser, the personnel providing such services and the Adviser's financial condition and overall business plan, and considered the quality of the services provided. The Board reviewed a report prepared by an unaffiliated organization containing a variety of analyses of total returns, expense ratios and other financial measures of the fund compared to a peer group of funds pursuing broadly similar strategies, over relevant past periods, as well as a review of fund performance in comparison to relevant market indices and a peer group of funds. The Board also reviewed the Adviser and Sub-Adviser's compliance with regulatory requirements and considered the advisory fee and expense ratio for the fund.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the Advisory Agreement. These matters were also considered by the independent Trustees in executive session, who unanimously recommended renewal of the agreements to the full Board. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Adviser and the Sub-Adviser to the fund and that the advisory fee was reasonable in relation to those services.


In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.



                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.


Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.


The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI), 7900 Callaghan Road, San Antonio, Texas 78229, an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of fund shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding fund shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, Internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as the fund's dividend-paying agent. For the fiscal years ended October 31, 2003, 2002 and 2001, the fund paid a total of $183,662, $224,288 and $272,656, respectively, for transfer agency fees and expenses.


Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, an independent service provider, provides the fund with bookkeeping, accounting and custody services and determines the daily net asset value.

For the fiscal periods shown below, the fund paid Brown Brothers Harriman & Co. the following amounts for bookkeeping and accounting services:

                                          Management Fee
                                          Brown Brothers
          Fiscal Period                   Harriman & Co.

    Year ended October 31, 2003              $40,000
 Year ended October 31, 2002              $45,229
    Year ended October 31, 2001              $64,527


The fees paid to Brown Brothers Harriman & Co. are inclusive of administration services fees.


A&B Mailers, Inc., 7900 Callaghan, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ended October 31, 2003, the fund paid A&B Mailers, Inc. $30,674 for mail handling services.



                                DISTRIBUTION PLAN

In September 1994, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 2003, the fund paid a total of $83,464 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2003, are set forth in the table below.



  Advertising         Prospectus        Distribution    Compensation to      Travel & Promotion      Postage &
 & Literature     Printing & Mailing       Fees          Broker/Dealers           Expenses           Mailing&

   $25,845             $6,874             $8,000        $39,073                 $21,169            $1,724



There were no unreimbursed expenses incurred under the Plan during the fiscal year ended October 31, 2003 which will be carried over to future years. The fund is not obligated to pay any unreimbursed expenses if the Distribution Plan is terminated or not renewed.


U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes, a Trustee of the Trust, have a direct or indirect financial interest in the operation of the fund's Distribution Plan and related Distribution Agreement.


Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated at any time by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.



                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

1. The securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2. Securities of the same issuer must already exist in the fund's portfolio;

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

4. Any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   The securities are acquired for investment and not for resale.


The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.


Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.


Redemption in Kind. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.


                                   TAX STATUS

Taxation of the Fund - In General. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.


The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.


Taxation of the Fund's Investments. Securities sold during a period may generate gains or losses based on the cost at which they were purchased. Net realized capital losses, for federal income tax purposes, may be carried forward to offset current or future capital gains until expiration. At October 31, 2003, the fund had capital loss carryovers of $58,562,559 with an expiration date of October 31, 2010, and $1,040,063 with an expiration date of October 31, 2011.

The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies. Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

Foreign Taxes. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT, AND ADMINISTRATOR

Brown Brothers Harriman & Co. serves as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust.



                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.



                                  FUND COUNSEL

General Counsel to the Adviser also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $33,022 during the fiscal year ended October 31, 2003.




                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.


                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended October 31, 2003 are hereby incorporated by reference from the U.S. Global Accolade Funds 2003 Annual Report to Shareholders dated October 31, 2003. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.

                           U.S. GLOBAL ACCOLADE FUNDS













                              Eastern European Fund



                       Statement of Additional Information
























This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2004. The financial statements for the Eastern European Fund for the year ended October 31, 2003, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 2003. Copies of the prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is February 28, 2004.

Statement of Additional Information - Eastern European Fund
Page i

                                TABLE OF CONTENTS
                                                                         Page

GENERAL INFORMATION.........................................................1
FUND POLICIES...............................................................2
VALUATION OF SHARES.........................................................3
INVESTMENT STRATEGIES AND RISKS.............................................4
PORTFOLIO TURNOVER.........................................................16
PORTFOLIO TRANSACTIONS.....................................................16
MANAGEMENT OF THE FUND.....................................................17
PROXY VOTING POLICIES......................................................20
PRINCIPAL HOLDERS OF SECURITIES............................................27
INVESTMENT ADVISORY SERVICES...............................................27
DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES...........................29
DISTRIBUTION PLAN..........................................................30
CERTAIN PURCHASES OF SHARES OF THE FUND....................................31
ADDITIONAL INFORMATION ON REDEMPTIONS......................................32
CALCULATION OF PERFORMANCE DATA............................................32
TAX STATUS.................................................................32
CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................34
INDEPENDENT AUDITORS.......................................................34
FUND COUNSEL...............................................................34
COUNSEL TO INDEPENDENT TRUSTEES............................................35
FINANCIAL STATEMENTS.......................................................35

Statement of Additional Information - Eastern European Fund

                              GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and is a business trust organized on April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate , non-diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Eastern European Fund (fund) and should be read in conjunction with the Prospectus. The fund commenced operations on March 31, 1997.


The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.


Industry Classifications. The fund will use the Morgan Stanley Capital International and S&P Global Industry Classification Standard (GICS) to determine industry classifications. This system is a more detailed classification system that allows companies to be categorized with companies of comparable economic characteristics and not be classified with companies that might vary significantly from each other.


Investment Restrictions. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

Unless designated as such, none of the fund's policies is fundamental.

Fundamental Investment Restrictions

The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of: (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

The fund may not:


1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed an underwriter in connection with the disposition of portfolio securities.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

5. Purchase physical commodities or contracts related to physical commodities.

6. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


Non-Fundamental Investment Restrictions

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.    Invest more than 15% of its net assets in illiquid securities.

4.    Invest more than 5% of its net assets in options.



                               VALUATION OF SHARES

Share value is calculated in U.S. dollars. A security quoted in another currency is converted to U.S. dollars using the exchange rate in effect at approximately 12:00 noon Eastern Time in the principal market where the security is traded. A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price on the primary exchange in which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, securities traded on NASDAQ will be valued at the mean between the bid and ask quotation, if available. Over-the-counter securities are valued at the mean between the last bid and ask quotation, if available.

If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the board of trustees. The trustees have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.

Securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent market values. Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. In that case, the fair valuation committee will make an adjustment. If the event would materially affect the fund's net asset market value, the security will be valued at fair value.

Exchange-traded debt securities are valued in the same manner as exchange-traded equity securities as described above. Debt securities not traded on an exchange and municipal debt securities are each valued by a pricing service that utilizes a matrix pricing system to value such securities.

Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. This involves valuing an instrument at its cost initially and assuming, after that, a constant amortization to maturity of any discount or premium, despite the impact of fluctuating interest rates on the market value of the instrument.



                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's Prospectus.


Non-Diversification. The Eastern European Fund has elected to be classified as a non-diversified series of an open-end investment company. For a diversified fund, with respect to 75% of its total assets, the securities of any one issuer will not amount to any more than 5% of the value of the fund's total assets or 10% of the outstanding voting securities of any single issuer. Under certain conditions, a non-diversified fund may invest without limit in the securities of any single issuer, subject to certain limitations of the Internal Revenue Code. The fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. Because the fund may invest a greater proportion of its assets in the obligations of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the fund's total return or asset valuation than if the fund were required to hold smaller positions of the securities of a larger number of issuers.


Market Risk. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

Securities Lending. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash, U.S. Government obligations, or irrevocable letters of credit as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counter party to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

Borrowing. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings, the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money before selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

Temporary Defensive Investment. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

Commercial Paper and Other Money Market Instruments. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States are, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

American Depository Receipts and Global Depository Receipts. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the fund's investment policies, the fund's investments in depository receipts will be deemed investments in the underlying securities.

Emerging Markets. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the fund's stated objective will be realized. The fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:


1. The risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

2. The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms, which are inherent in the markets of more developed nations, may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

3. Greater social, economic and political uncertainty (including the risk of war);

4. Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

5. Currency exchange rate fluctuations and the lack of available currency hedging instruments;

6.   Higher rates of inflation;

7. Controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

8.   Greater governmental involvement in and control over the economy;

9. The fact that emerging market companies may be smaller, less seasoned and newly organized;

10. The difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

11. The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

12.  The  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;

13.  Less extensive regulation of the securities markets;

14.  Certain   considerations   regarding  the  maintenance  of  fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

15. The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

16. The risk that the fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

17. The fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;

18. The risk that enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over regulation may therefore be a form of indirect nationalization;

19. The risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology, and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

20. The fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

21. Disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund. As a non-fundamental policy, the fund will not invest more than 15% of its net assets in illiquid securities.

22. In addition to the emerging markets risks described above, each individual Eastern European country also necessarily involves special risks, which may be unique to that country. Following is a brief description of special risks, which may be incurred when the fund invests in the Czech Republic, Hungary, Poland, Russia, and the Slovak Republic.


The Czech Republic. The Prague Stock Exchange opened in April 1993 with 12 monetary institutions and 5 brokerage firms as its founding shareholders. The trading and information systems are based on a central automated trading system. The market price of securities is set in this automated system once a day, although a number of the largest stocks on the market now trade through a continuous system. Direct trades are concluded between members, recorded in the automated trading system, and settled through the Exchange Register of Securities. Only members of the Prague Stock Exchange can be participants in automated trades in blocks of securities.

Another method of trading is the over-the-counter market, which operates by directly accessing the Securities Centre. The Securities Act allows for off-exchange trading, which primarily benefits the millions of local shareholders who hold shares because of the original privatization of Czech industry.

Concluded exchange deals are cleared by Securities Register Ltd., an offshoot of the Prague Stock Exchange. All exchange deals between members are guaranteed clearing; a guarantee fund covers the risks and liabilities inherent in exchange trading.

Hungary. In 1995, the Hungarian government implemented a new stabilization program that would privatize state enterprises and state owned banks. Significant privatization in recent years includes oil and gas companies, gas and electricity distribution companies, and partial privatization of telecommunications, commercial banking, and television companies. The private sector now accounts for approximately 70% of GDP, compared with only 10% at the end of 1990. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.


Hungary submitted its application for European Union membership in March 1994 and, because of its having met the bulk of its obligations under the Europe Agreement, the Commission has agreed to allow Hungary to join the European Union in 2004.


The Budapest Commodity and Stock Exchange opened in 1864 and became one of the largest markets in Central Europe. After the Second World War, the exchange was closed by the Communists and reopened 42 years later in June 1990. The Budapest Stock Exchange is a two-tier market consisting of listed and traded stocks. The over-the-counter market is not regulated and any public company's shares can be traded on it.

Poland. The Act establishing the Warsaw Stock Exchange (1991) provided the basic legal framework for securities activities. The Law on Public Trading in Securities and trust funds (1991) regulates the public offerings of securities, the establishment of open-end investment funds and the operations of securities brokers. Polish equities are held on a paperless book-entry system, based on a computerized central depository. For listed securities, it is a requirement that trades take place through the market for the change of ownership to take place.

Russia. Russia does not have a centralized stock exchange, although exchange activity has developed regionally and shares are now traded on exchanges located throughout the country. The majority of stocks in Russia are traded on the over-the-counter market. It is through the over-the-counter market that foreign investors typically participate in the Russian equity market.

The largest problem in the equity market continues to be shareholders' property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders' register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as its registrar, in practice a company's register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.

The Slovak Republic. The Bratislava Stock Exchange and the RM-system (an over-the-counter exchange) began operations during the first half of 1993. The RM-system trades in all companies distributed under the voucher privatization scheme as well as newly established companies. Foreigners are free to participate in the market for shares; profit repatriation is subject to payment of income taxes on capital gains.


From the beginning, the Slovak Republic's markets were fragmented and have lacked liquidity. Over 80 percent of all trades were executed outside of the Bratislava Stock Exchange and RM-system. With the adoption of the new capital markets legislation, more than 70 percent of all trades have been executed on the Bratislava Stock Exchange or the RM-system. Parliament has adopted amendments to the securities law which provide for the establishment of an independent regulatory body to protect investors' rights; it centralizes trading on the official market with the requirement that all trades be registered, published and completed at prices posted on the Bratislava Stock Exchange, thus promoting greater transparency. The revised law also increases the minimum capital requirements for brokers.

It has been agreed that the Czech Republic, Hungary, Poland, and the Slovak Republic will join the European Union in 2004. This represents the culmination of a ten-year process and will complete the transformation of these former Communist countries into full-fledged market economies. As a consequence, the political, economic and currency risk of investing in these countries may decline materially.

When-Issued or Delayed-Delivery Securities. The fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed-delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed-delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed-delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Lower-Rated and Unrated Debt Securities. The fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Ratings (New York), Thomson Bankwatch (New York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.


Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid, and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis, and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.


Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. The fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

Convertible Securities. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks, and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

Repurchase Agreements. The fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To minimize the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser (or Sub-Adviser) considers creditworthy.

Government and Corporate Debt. U.S. Government obligations include securities, which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities, which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

Quality Ratings of Corporate Bonds. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the fund may invest are as follows:

     Moody's Investors Service, Inc. Aaa: Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group, they comprise what is generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Ratings Group. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Other Rights to Acquire Securities. The fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

     Derivative Securities. The fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures. The fund may invest in derivative securities for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques, and instruments. Derivative securities may be used to attempt
     (1) to protect against possible changes in the market value of securities held in or to be purchased for the fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The fund's ability to successfully use these derivative securities will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

     Derivative securities have risk associated with them including possible default by the other party to the transaction, liquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such derivative securities could result in losses greater than if they had not been used. Use of put and call options may result in losses to the fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell. The use of currency transactions can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time, they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivative securities would reduce net asset value, and possibly income, and such losses can be greater than if the derivative securities had not been used.

     The fund's activities involving strategic transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

     Futures Contracts. The fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the fund establishes a short position by selling a futures contract, the fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount (initial margin). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract assuming all the fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the fund has sold a currency futures contract and the prices of the stocks included in the underlying currency have fallen, that position will have increased in value and the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the fund has sold a currency futures contract and the prices of the underlying currency have risen, the position would be less valuable and the fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and it realizes a loss or a gain.

     There is a risk that futures contract price movements will not correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

     Options. The fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.


     The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the fund will depend on the Sub-Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.


     Because index options are settled in cash, the fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.


     Segregated Assets and Covered Positions. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed-delivery basis, the fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed-delivery basis, the amount of restricted cash or liquid securities will be at least equal to the fund's when-issued or delayed-delivery commitments.


     The restricted cash or liquid securities will be identified either as being restricted in the fund's accounting records or as physically segregated in a separate account at Brown Brothers Harriman & Co., the fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

     Many derivative securities, such as futures contracts and options, in addition to other requirements, require that the fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the fund's accounting records or be physically segregated in a separate account at the fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

     The fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The fund may also cover a call option by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the fund. The fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the fund.

     Foreign Currency Transactions. Investments in foreign companies usually involve use of currencies of foreign countries. The fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

     Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. The Sub-Adviser may utilize forward foreign currency transactions in an attempt to hedge the fund's investments in foreign securities back to the U.S. dollar when, in the Sub-Adviser's judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities

     All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

     A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

     The fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

     The fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

     The fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the fund has (or expects to have) portfolio exposure.

     The fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked securities.

     The fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency. The fund will designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitment.

     On the settlement date of the currency transaction, the fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the fund is obligated to deliver. The fund will realize gains or losses on currency transactions.

     The fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

     The fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

                               PORTFOLIO TURNOVER

The fund's management buys and sells securities for the fund to accomplish the fund's investment objective. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by the fund is known as "portfolio turnover."

For the fiscal periods shown below, the fund's portfolio turnover rate was:


             Fiscal Period                    Portfolio Turnover
         --------------------                 ------------------
        Year ended October 31, 2003                 109%
        Year ended October 31, 2002                 214%
        Year ended October 31, 2001                  58%

The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Tax Status").



                             PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Charlemagne Capital (IOM) Limited (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commissions or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


For the fiscal periods shown below, the fund paid brokerage fees as follows:


                    Fiscal Period                      Brokerage Fees
               -------------------------               --------------
               Year ended October 21, 2003                  $136,361
               Year ended October 31, 2002                   $37,281
               Year ended October 31, 2001                    $9,830


In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses, which they might otherwise bear.


During the years ended October 31, 2001, 2002, and 2003, no brokerage commissions were paid to brokers or dealers for providing research services to the Sub-Adviser.

The Adviser or Sub-Adviser executes most of the fund's transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactions if the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below.


-------------------------------------------------------------------------------------------------------------------

                                                         NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------

                                         TERM OF                                   NUMBER OF
                                        OFFICE(2)                                 PORTFOLIOS
                          POSITIONS        AND                                      IN FUND            OTHER
         NAME               HELD         LENGTH             PRINCIPAL               COMPLEX        DIRECTORSHIPS
        (AGE)               WITH         OF TIME          OCCUPATION(S)            OVERSEEN           HELD BY
      ADDRESS(1)            TRUST        SERVED     DURING PAST 5 YEARS           BY TRUSTEE          TRUSTEE

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------


J. Michael Belz         Trustee         1998         President and Chief             Three              None
(50)                                    to           Executive Officer of
                                        present      Catholic Life Insurance
                                                     since 1984.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------

Richard E. Hughs        Trustee        1994         School of Business, State        Three              None
(67)                                   to           University of New York at
                                       present      Albany: Professor Emeritus
                                                    since September 2001,
                                                    Professor from 1990 to 2001,
                                                    Dean from 1990 to 1995;
                                                    Director of MBA program from
                                                    1996 to 2001.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------
Clark R. Mandigo        Trustee        1993         Restaurant operator,        Twelve           Director, Lone
(60)                                   to           business consultant since                    Star Steakhouse &
                                       present      1991.                                        Saloon, Inc.
                                                                                                 since 1992 and
                                                                                                 Horizon Organic
                                                                                                 Holding
                                                                                                 Corporation since
                                                                                                 1996.
----------------------- -------------- ------------ --------------------------- ---------------- -------------------
--------------------------------------------------------------------------------------------------------------------


(1) Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2) Each elected or appointed Trustee shall serve for six years or until termination of the Fund or the Trustee's death, resignation or removal, whichever occurs first. While a trustee may be elected or appointed for additional terms, no Independent Trustee shall serve for longer than 12 years form the date of original appointment or election. An Independent Trustee will not be renominated for election by shareholders in the calendar year of the Trustee's seventy-second birthday. If the Fund does not have an election by shareholders in that year, retirement will take effect no later than the end of the calendar year of his or her seventy-second birthday.




--------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------



        NAME            POSITIONS      TERM OF      PRINCIPAL OCCUPATION(S)     NUMBER OF            OTHER
                                        OFFICE                                  PORTFOLIOS
                                         AND                                     IN FUND
                           HELD         LENGTH                                   COMPLEX         DIRECTORSHIPS
        (AGE)              WITH        OF TIME                                   OVERSEEN           HELD BY
     ADDRESS(1)           TRUST         SERVED        DURING PAST 5 YEARS       BY TRUSTEE          TRUSTEE

---------------------- ------------- ------------- -------------------------- --------------- ---------------------
---------------------- ------------- ------------- -------------------------- --------------- ---------------------


Frank E. Holmes        Trustee,      1989 to       Chairman of the Board of   Twelve          Director of 71316
(48)                   Chief         present       Directors, Chief                           Ontario, Inc. since
                       Executive                   Executive Officer, and                     April 1987 and of
                       Officer,                    Chief Investment Officer                   F. E. Holmes
                       President,                  of the Adviser. Since                      Organization, Inc.
                       Chief                       October 1989, Mr. Holmes                   since July 1978.
                       Investment                  has served and continues
                       Officer                     to serve in various
                                                   positions with the
                                                   Adviser, its
                                                   subsidiaries, and the
                                                   investment companies it
                                                   sponsors.



---------------------- ------------- ------------- -------------------------- --------------- ---------------------
-------------------------------------------------------------------------------------------------------------------

(1)   Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2)   Mr. Holmes is an "interested person" of the Trust by virtue of his position with U.S. Global Investors, Inc.

-------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------

                                                                        OFFICERS

--------------------------------------------------------------------------------------------------------------------

                                            TERM OF
                                            OFFICE
                       POSITIONS              AND
       NAME               HELD              LENGTH                PRINCIPAL
      (AGE)               WITH              OF TIME               OCCUPATION(S)
    ADDRESS(1)           TRUST              SERVED                DURING PAST 5
      YEARS



----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Susan B. McGee (44)     Executive Vice      1997 to       President and General Counsel of the Adviser. Since
                        President,          present       September 1992. Ms. McGee has served and continues to
                        Secretary,                        serve in various positions with the Adviser, its
                        General Counsel                   subsidiaries, and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Tracy C. Peterson (31)  Treasurer           1998 to       Treasurer of the Trust and Chief Financial Officer of
                                            present       the Adviser. Since 1996, Mr. Peterson has served in
                                                          various positions with the Adviser, its subsidiaries,
                                                          and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


(1)   Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

--------------------------------------------------------------------------------------------------------------------




The Board of Trustees has an audit committee. The audit committee is responsible for monitoring the fund's financial reporting and disclosure process and internal control system; reviewing the audit efforts of the fund's independent accountants; providing an open avenue of communication among the independent accountants, fund management and the Board; and confirming that fund management has established and maintains processes to assure compliance by the fund with all applicable laws, regulations and fund policies. The audit committee is made up of Messrs. Belz, Hughs, and Mandigo, all of whom are non-interested Trustees of the Trust. The audit committee held three meetings during the fiscal year ended October 31, 2003.



                             OWNERSHIP OF THE FUNDS

As of December 31, 2003, each Trustee beneficially owned that amount of fund shares and shares in all funds overseen by the Trustee in the fund complex as indicated by the dollar range set forth below.


---------------------------------------- -------------------------------- ------------------------------------------
            NAME OF TRUSTEE                  DOLLAR RANGE OF EQUITY           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                           SECURITIES IN ALL REGISTERED INVESTMENT
                                         SECURITIES IN THE FUND HELD AS    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                                  OF 12/31/2003                    OF INVESTMENT COMPANIES
---------------------------------------- -------------------------------- ------------------------------------------
INTERESTED TRUSTEE
---------------------------------------- -------------------------------- ------------------------------------------

    Frank E. Holmes                          $0                               Over $100,000
---------------------------------------- -------------------------------- ------------------------------------------
NON-INTERESTED TRUSTEES

    J. Michael Belz                          $1 - $10,000                     $10,001 - $50,000
    Richard E. Hughs                         $50,001 - $100,000               Over $100,000
    Clark R. Mandigo                         $50,001 - $100,000               Over $100,000
---------------------------------------- -------------------------------- ------------------------------------------



                                                                    COMPENSATION

--------------------------------------- --------------------------------- ------------------------------------------

          NAME AND POSITION               TOTAL COMPENSATION FROM U.S.             TOTAL COMPENSATION FROM
                                                     GLOBAL                 U.S. GLOBAL FUND COMPLEX (1) TO BOARD
                                               ACCOLADE FUNDS (2)                          MEMBERS


--------------------------------------- --------------------------------- ------------------------------------------

Frank E. Holmes, Trustee, Chief                        $0                                    $0
Executive Officer, President
J. Michael Belz, Trustee                            $21,250                                $21,250
Richard E. Hughs, Trustee                           $25,250                                $25,250
Clark R. Mandigo, Trustee                           $21,000                                $46,700

--------------------------------------- --------------------------------- ------------------------------------------


(1) Total compensation paid by U.S. Global fund complex for fiscal year ended October 31, 2003. As of this date, there were twelve funds in the complex. Messrs. Holmes and Mandigo serve on the Boards of all twelve fund portfolios. Messrs. Belz and Hughs serve on the Board of three fund portfolios.
(2)  Includes compensation related to three fund portfolios.


--------------------------------------------------------------------------------------------------------------------


                                 CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by the fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.



                              PROXY VOTING POLICIES

The board of trustees of U.S. Global Accolade Funds determined that it is in the best interest of the Trust to hire Institutional Shareholder Services (ISS) as proxy voting agent and to provide vote disclosure services for the funds. Pursuant to the Board's direction, ISS, a proxy voting and consulting firm, will receive proxy-voting statements, provide information and research, make proxy vote recommendations, vote the proxies and handle the administrative functions associated with the voting of client proxies. The proxy voting guidelines developed by ISS are set forth in the ISS Proxy Voting Guidelines Summary and Concise Global Proxy Voting Guidelines. The board also directed U.S. Global Investors, Inc. (Adviser) and subadvisers to monitor proxy-voting issues and provide any recommendations to the board on any particular proxy vote consistent with their investment management and fiduciary duties. The board may, on its own or based upon a recommendation of the Adviser or subadvisers, vote contrary to the ISS recommendation, if it determines it would be in the best interest of a fund to do so.


VOTING PROCEDURES

Upon receipt of proxy statements on behalf of USGAF, ISS will notify the Compliance Director the Adviser of the voting deadlines and provide a summary of its vote recommendations and rationale for each proxy. The Compliance Director will forward to each applicable subadviser ISS's vote recommendation for a fund for the subadviser to monitor.


                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

         1. Auditors

         Vote FOR proposals to ratify auditors, unless any of the following apply:
              o An auditor has a financial interest in or association with the company, and is therefore not independent;
              o   Fees for non-audit services are excessive; or
              o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

         2. Board of Directors

         Voting on Director Nominees in Uncontested Elections. Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

         Classification/Declassification of the Board. Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

         Independent Chairman (Separate Chairman/CEO). Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

         Majority of Independent Directors/Establishment of Committees. Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

         Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

         3. Shareholder Rights

         Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

         Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

         Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

         Cumulative Voting. Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions. Confidential Voting Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

         4. Proxy Contests

         Voting for Director Nominees in Contested Elections. Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

         Reimbursing Proxy Solicitation Expenses. Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

         5. Poison Pills

         Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

         6. Mergers and Corporate Restructurings

         Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

         7. Reincorporation Proposals

         Proposals to change a company's state of incorporation should be evaluated on a CASE- BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

         8. Capital Structure

         Common Stock Authorization. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

         Dual-class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

          o It is intended for financing purposes with minimal or no dilution to current shareholders;
          o It is not designed to preserve the voting power of an insider or significant shareholder.

         9. Executive and Director Compensation

         Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analysis an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

         Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

         Management Proposals Seeking Approval to Reprice Options. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
          o    Historic trading patterns;
          o    Rationale for the repricing;
          o    Value-for-value exchange;
          o    Option vesting;
          o    Term of the option;
          o    Exercise price; and o Participation.

         Employee Stock Purchase Plans. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:
          o    Purchase price is at least 85 percent of fair market value
          o    Offering period is 27 months or less, and
          o    Potential voting power dilution (VPD) is ten percent or less

          Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

         Shareholder Proposals on Compensation . Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

         10. Social and Environmental Issues

         These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE/. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                     CONCISE GLOBAL PROXY VOTING GUIDELINES.

         Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

         Financial Results/Director and Auditor Reports. Vote FOR approval of financial statements and director and auditor reports, unless:
          o    there  are  concerns  about  the  accounts   presented  or  audit
               procedures used; or
          o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

         Appointment of Auditors and Auditor Compensation
         Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
          o there are serious concerns about the accounts presented or the audit procedures used;
          o    the auditors are being changed without explanation; or
          o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

          Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

         Appointment of Internal Statutory Auditors. Vote FOR the appointment or reelection of statutory auditors, unless:
          o there are serious concerns about the statutory reports presented or the audit procedures used;
          o questions exist concerning any of the statutory auditors being appointed; or
          o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

          Allocation of Income. Vote FOR approval of the allocation of income, unless:

          o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
          o    the payout is excessive given the company's financial position.

         Stock (Scrip) Dividend Alternative. Vote FOR most stock (scrip) dividend proposals. Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

         Amendments to Articles of Association. Vote amendments to the articles of association on a CASE-BY-CASE basis.

         Change in Company Fiscal Term. Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

         Lower Disclosure Threshold for Stock Ownership. Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

         Amend Quorum Requirements. Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

          Transact Other Business. Vote AGAINST other business when it appears as a voting item.

          Director Elections. Vote FOR management nominees in the election of directors, unless:
          o there are clear concerns about the past performance of the company or the board; or
          o    the board fails to meet minimum corporate governance standards.

         Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations. Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed). Director Compensation Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis. Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis. Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

          Discharge of Board and Management. Vote FOR discharge of the board and management, unless:
          o there are serious questions about actions of the board or management for the year in question: or
          o    legal   action  is  being  taken   against  the  board  by  other
               shareholders.

         Director, Officer, and Auditor Indemnification and Liability Provisions. Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis. Vote AGAINST proposals to indemnify auditors.

         Board Structure. Vote FOR proposals to fix board size. Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors. Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

         Share Issuance Requests
         General Issuances: Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital. Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
         Specific Issuances: Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

         Increases in Authorized Capital. Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding. Vote FOR specific proposals to increase authorized capital to any amount, unless:
              o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
              o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

         Vote AGAINST proposals to adopt unlimited capital authorizations.

         Reduction of Capital. Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY- CASE basis.

         Capital Structures. Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure. Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

         Preferred Stock. Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders. Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares. Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

         Debt Issuance Requests. Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights. Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

         Pledging of Assets for Debt. Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

         Increase in Borrowing Powers. Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

         Share Repurchase Plans. Vote FOR share repurchase plans, unless:
              o   clear evidence of past abuse of the authority is available; or
              o   the plan contains no safeguards against selective buybacks.

         Reissuance of Shares Repurchased. Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

         Capitalization of Reserves for Bonus Issues/Increase in Par Value. Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

         Reorganizations/Restructurings. Vote reorganizations and restructurings on a CASE-BY-CASE basis.

         Mergers and Acquisitions. Vote FOR mergers and acquisitions, unless:
          o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
          o the company's structure following the acquisition or merger does not reflect good corporate governance.

         Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision. ABSTAIN if there is insufficient information available to make an informed voting decision.

         Mandatory Takeover Bid Waivers. Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

          Reincorporation   Proposals.   Vote  reincorporation  proposals  on  a
          CASE-BY-CASE basis.

         Expansion of Business Activities. Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

          Related-Party Transactions. Vote related-party transactions on a CASE-BY-CASE basis.

         Compensation Plans. Vote compensation plans on a CASE-BY-CASE basis.

         Antitakeover Mechanisms. Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

         Shareholder Proposals. Vote all shareholder proposals on a CASE-BY-CASE basis. Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost. Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                         PRINCIPAL HOLDERS OF SECURITIES


As of February 20, 2004, the officers and Trustees of the fund, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entity and person who owned of record, or beneficially, more than 5% of the outstanding shares of the fund at February 20, 2004:

Name and Address of Owner              % Owned              Type of Ownership
-------------------------              -------              -----------------
Charles Schwab & Co.                   27.60%                   Record(1)
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp       23.46%                   Record(2)
Church Street Station
P. O. Box 3908 New York, NY 10008-3908

Fred Kavli                              5.04%                   Record
1801 Solar Dr., Suite 250
Oxnard, CA 93030-8297

---------------------

(1) Schwab, broker-dealer, has advised that no individual shareholder owns more than 5% of the fund. (2) National Financial Services Corp, broker-dealer, has advised that no individual shareholder owns more than 5% of the fund.



                          INVESTMENT ADVISORY SERVICES


The fund's investment adviser is U. S. Global Investors, Inc. (Adviser), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer, Chief Investment Officer, and a Director of the Adviser, as well as a Trustee, Chief Executive Officer, President, and Chief Investment Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.


In addition to the services described in the fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

Management Fees

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees:


        Fiscal Period                           Management Fee
-----------------------------                   --------------
Year ended October 31, 2003                       $277,531
Year ended October 31, 2002                        $97,101
Year ended October 31, 2001                        $48,284

For the services of the Adviser, the fund pays a management fee at an annual rate of 1.25% based on average net assets. Fees are accrued daily and paid monthly.


The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the one and one quarter percent (1.25%) annual management fee paid by the fund. The fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:


        Fiscal Period                                      Sub-Adviser Fee
-----------------------------                              ---------------
Year ended October 31, 2003                                   $138,766
Year ended October 31, 2002                                    $48,551
Year ended October 31, 2001                                    $24,142


The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was approved by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940 (Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.


In connection with their review of the Advisory and sub-advisory agreements, the Board considered, among other factors, the nature, extent and quality of the Adviser and Sub-Adviser's services and the overall fairness of the agreement to the fund. The Trustees requested and evaluated reports from the Adviser that addressed specific factors designed to inform the Trustees' consideration of these and other issues. The non-interested trustees also received a memorandum from counsel to the non-interested trustees describing their duties in connection with contract renewals.

With respect to the nature and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the functions performed by the Adviser and Sub-Adviser (including the Adviser's marketing activities on behalf of the fund), the personnel providing such services and the Adviser's financial condition and overall business plan, and considered the quality of the services provided. The Board reviewed a report prepared by an unaffiliated organization containing a variety of analyses of total returns, expense ratios and other financial measures of the fund compared to a peer group of funds pursuing broadly similar strategies, over relevant past periods, as well as a review of fund performance in comparison to relevant market indices and a peer group of funds. The Board also reviewed the Adviser and Sub-Adviser's compliance with regulatory requirements and considered the advisory fee and expense ratio for the fund.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the Advisory Agreement. These matters were also considered by the independent Trustees in executive session, who unanimously recommended renewal of the agreements to the full Board. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Adviser and the Sub-Adviser to the fund and that the advisory fee was reasonable in relation to those services.


In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub-Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and exclusive agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.


Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.


The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.


The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI), 7900 Callaghan Road, San Antonio, Texas 78229, an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of fund shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding fund shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, Internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as dividend-paying agent for the fund. For the fiscal years ended October 31, 2003, 2002 and 2001, the fund paid a total of $40,080, $22,687, and $15,732, respectively, for transfer agency fees and expenses.

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, an independent service provider, provided the fund with bookkeeping, accounting and custody services and determines the daily net asset value.

For the fiscal periods shown below, the fund paid Brown Brothers Harriman & Co. the following amounts for bookkeeping and accounting services:


                                                         Fees to
                                                    Brown Brothers
       Fiscal Period                                 Harriman & Co.
---------------------------
Year ended October 31, 2003                             $45,000
Year ended October 31, 2002                             $40,000
Year ended October 31, 2001                             $40,000

The fees paid to Brown Brothers Harriman & Co. are inclusive of administration services fees.

A&B Mailers, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ended October 31, 2003, the fund paid A&B Mailers, Inc. $5,248 for mail handling services.



                                DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.


The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets on an annual basis. For the period ended October 31, 2003, the fund paid a total of $55,506 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2003, are set forth in the table below.

    Advertising           Prospectus       Distribution    Compensation to    Travel and Promotion     Postage and
  and Literature      Printing & Mailing       Fees        Broker/Dealers           Expenses             Mailing
  --------------      ------------------       ----        --------------           --------             -------

      $29,352               $6,804             $-0-            $41,045               $26,301              $788


The amount of any unreimbursed expenses incurred under the Distribution Plan, which will be carried over to future years is $134,378 or 0.26% of net assets as of October 31, 2003. The fund is not legally obligated to pay any reimbursed expenses if the Distribution Plan is terminated or not renewed. U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes, a Trustee of the Trust, have a direct or indirect financial interest in the operation of the fund's distribution plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties there is a reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:


1. The securities offered by the investor in exchange for shares of the fund must not be in any way restricted as to resale or otherwise be illiquid;

2. Securities of the same issuer must already exist in the fund's portfolio'

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq or AMEX;

4. Any securities so acquired by the fund shall not comprise over 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.    The securities are acquired for investment and not for resale.


The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the Prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.


Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (SEC); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.


Redemption in Kind. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                                   TAX STATUS

Taxation of the Fund - In General. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.


To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.


The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.


Taxation of the Fund's Investments. Securities sold during a period may generate gains or losses based on the cost at which they were purchased. Net realized capital losses, for federal income tax purposes, may be carried forward to offset current or future capital gains until expiration. At October 31, 2003, the fund had no capital loss carryovers.


The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization, and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

If a fund owns shares in a foreign corporation that is a "passive foreign investment company" for U.S. Federal income tax purposes and that fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, that fund may be subject to U.S. Federal income tax on part of any "excess distribution it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if the fund distributes such income as a taxable dividend to its U.S. shareholders. The fund may also be subject to additional tax similar to an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the fund because of its ownership of shares in a "passive foreign investment company" will not lead to any deduction or credit to the fund or any shareholder. If the fund owns shares in a "passive foreign investment company" and the fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the fund may be required to include part of the ordinary income and net capital gains in its income each year, even if this income is not distributed to the fund. Any such income would be subject to the distribution requirements described above even if the fund did not receive any income to distribute.


Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


Currency Fluctuations - "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the fund to recognize income without having the cash to meet the distribution requirements.

Foreign Taxes. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.
The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR


Brown Brothers Harriman & Co. serves as custodian, fund accountant, and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to subcustody arrangements separately approved by the Trust.


                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.



                                  FUND COUNSEL


General Counsel to the Adviser also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $2,162 during the fiscal year ended October 31, 2003.



                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.


                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended October 31, 2003 are hereby incorporated by reference from the U.S. Global Accolade Funds 2003 Annual Report to Shareholders dated October 31, 2003. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.

                           U.S. GLOBAL ACCOLADE FUNDS













                                 MegaTrends Fund



                       Statement of Additional Information







































This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2004. The financial statements for the MegaTrends Fund for the year ended October 31, 2003, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 2003. Copies of the prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is February 28, 2004

                                                               TABLE OF CONTENTS

                                                                            PAGE



GENERAL INFORMATION............................................................1

FUND POLICIES..................................................................1

VALUATION OF SHARES............................................................2

INVESTMENT STRATEGIES AND RISKS................................................3

PORTFOLIO TURNOVER.............................................................6

PORTFOLIO TRANSACTIONS.........................................................6

MANAGEMENT OF THE FUND........................................................10

PROXY VOTING POLICY...........................................................13

PRINCIPAL HOLDERS OF SECURITIES...............................................17

INVESTMENT ADVISORY SERVICES..................................................17

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................19

DISTRIBUTION PLAN.............................................................20

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................21

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................22

CALCULATION OF PERFORMANCE DATA...............................................22

TAX STATUS....................................................................24

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................26

INDEPENDENT AUDITORS..........................................................26

FUND COUNSEL..................................................................26

COUNSEL TO INDEPENDENT TRUSTEES...............................................26

FINANCIAL STATEMENTS..........................................................26

Statement of Additional Information - MegaTrends Fund
Page 21 of 26



                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993, under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund (fund) is a series of the Trust and represents a separate, diversified portfolio of securities. The fund commenced operations on October 21, 1991, and became a series of the Trust on November 16, 1996, pursuant to a plan of reorganization.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.



                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies is fundamental.

Fundamental Investment Restrictions. The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy or (2) more than 50% of the fund's outstanding shares.

The fund may not:


1. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.


2. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

3. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.   Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

Non-Fundamental Investment Restrictions

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1.    Pledge, mortgage, or hypothecate the assets of the fund.

2. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

3. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4.    Invest more that 15% of its net assets in securities that are illiquid.



                               VALUATION OF SHARES

Share value is calculated in U.S. dollars. A security quoted in another currency is converted to U.S. dollars using the exchange rate in effect at approximately 12:00 noon Eastern Time in the principal market where the security is traded. A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price on the primary exchange in which it trades before the time when the fund values assets. Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales that day, securities traded on NASDAQ will be valued at the mean between the bid and ask quotation, if available. Over-the-counter securities are valued at the mean between the last bid and ask quotation, if available.

If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the fund's valuation policies is not reliable, the fund values the assets at fair value using procedures established by the board of trustees. The trustees have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.

Securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent market values. Calculation of net asset value may not take place at the same time as the determination of the prices of a portfolio used in such calculations. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. In that case, the fair valuation committee will make an adjustment. If the event would materially affect the fund's net asset market value, the security will be valued at fair value.

Exchange-traded debt securities are valued in the same manner as exchange-traded equity securities as described above. Debt securities not traded on an exchange and municipal debt securities are each valued by a pricing service that utilizes a matrix pricing system to value such securities.

Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost. This involves valuing an instrument at its cost initially and assuming, after that, a constant amortization to maturity of any discount or premium, despite the impact of fluctuating interest rates on the market value of the instrument.



                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.


REAL ESTATE INVESTMENT TRUSTS. The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, changes in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.


FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

CONVERTIBLE SECURITIES. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser or Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. The fund may invest all or part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser considers creditworthy.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objectives.

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors that, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

SECURITIES LENDING. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or U.S. Government obligations as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with high-quality liquid securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

BORROWING. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.



                               PORTFOLIO TURNOVER


The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Tax Status").


For the fiscal periods shown below, the fund's portfolio turnover rate was:


                   Fiscal Period                        Portfolio Turnover
            -----------------------------               ------------------
            Year ended October 31, 2003                         96%
            Year ended October 31, 2002                         87%
            Year ended October 31, 2001                         109%



                             PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Leeb Capital Management, Inc. (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


For the fiscal periods shown below, the fund paid brokerage fees as follows:


                    Fiscal Period                       Brokerage Fees
            ----------------------------                --------------
            Year ended October 31, 2003                    $49,354
            Year ended October 31, 2002                    $64,528
            Year ended October 31, 2001                    $63,330


The fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the fund or of the Sub-Adviser may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis.

The Sub-Adviser may use research services provided by and place securities transactions with Leeb Brokerage Services, L.L.C., an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Leeb Brokerage Services, L.L.C. was established in April 1999.

During the fiscal periods shown below, the fund paid Brimberg Brokerage and Leeb Brokerage Services, L.L.C. the following commissions:


      Fiscal Period                    Leeb Brokerage            Percentage
----------------------------           --------------            ----------
Year ended October 31, 2003               $12,437                   25%
Year ended October 31, 2002               $58,918                   91%
Year ended October 31, 2001               $54,705                   86%

During the year ended October 31, 2003, 2002 and 2001, 73.20%, 91.31%, and 86.38% of the brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser.


The fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. In order for an affiliated broker to effect such transactions for the fund, the commissions, fees, or other remuneration received by such affiliated broker must be reasonable and fair, compared with the commissions, fees, or other remuneration paid to other brokers in comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. This standard would allow the affiliated broker to receive no more than the remuneration that an unaffiliated broker would receive in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees, or other remuneration paid to an affiliated broker are consistent with this standard. In addition, the Sub-Adviser has represented that commissions received by Leeb Brokerage Services, L.L.C. from the fund are excluded when calculating the profit of the Sub-Adviser and/or Dr. Leeb, as a member of Leeb Brokerage Services, L.L.C.


Generally, the fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the fund may be purchased directly from the issuer. However, the Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq or AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactions if the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.


The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the fund and to accounts over which they exercise investment discretion.

Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the fund.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below.


--------------------------------------------------------------------------------------------------------------------

                                                         NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------

                                         TERM OF                                   NUMBER OF
                                         OFFICE(2)                                 PORTFOLIOS
                          POSITIONS       AND                                      IN FUND            OTHER
         NAME               HELD         LENGTH             PRINCIPAL              COMPLEX         DIRECTORSHIPS
        (AGE)               WITH         OF TIME          OCCUPATION(S)            OVERSEEN           HELD BY
      ADDRESS(1)            TRUST        SERVED        DURING PAST 5 YEARS        BY TRUSTEE          TRUSTEE

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------

J. Michael Belz         Trustee         1998            President and Chief     Three            None
(50)                                    to              Executive
                                        present         Officer of
                                                        Catholic Life Insurance
                                                        since 1984.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------

Richard E. Hughs        Trustee        1994         School of Business, State   Three            None
(67)                                   to           University of New York at
                                       present      Albany: Professor Emeritus
                                                    since September 2001,
                                                    Professor from 1990 to 2001,
                                                    Dean from 1990 to 1995;
                                                    Director of MBA program from
                                                    1996 to 2001.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
----------------------- -------------- ------------ --------------------------- ---------------- -------------------

Clark R. Mandigo        Trustee        1993         Restaurant operator,        Twelve           Director, Lone
(60)                                   to           business consultant since                    Star Steakhouse &
                                       present      1991.                                        Saloon, Inc.
                                                                                                 since 1992 and
                                                                                                 Horizon Organic
                                                                                                 Holding
                                                                                                 Corporation since
                                                                                                 1996.

----------------------- -------------- ------------ --------------------------- ---------------- -------------------
--------------------------------------------------------------------------------------------------------------------


(1) Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2) Each elected or appointed Trustee shall serve for six years or until termination of the Fund or the Trustee's death, resignation or removal, whichever occurs first. While a trustee may be elected or appointed for additional terms, no Independent Trustee shall serve for longer than 12 years from the date of original appointment or election. An Independent Trustee will not be renominated for election by shareholders in the calendar year of the Trustee's seventy-second birthday. If the Fund does not have an election by shareholders in that year, retirement will take effect no later than the end of the calendar year of his or her seventy-second birthday.


-------------------------------------------------------------------------------------------------------------------

                                                             INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------

                                         TERM OF                                   NUMBER OF
                                         OFFICE(2)                                 PORTFOLIOS
                          POSITIONS       AND                                      IN FUND            OTHER
         NAME               HELD         LENGTH             PRINCIPAL              COMPLEX         DIRECTORSHIPS
        (AGE)               WITH         OF TIME          OCCUPATION(S)            OVERSEEN           HELD BY
      ADDRESS(1)            TRUST        SERVED        DURING PAST 5 YEARS        BY TRUSTEE          TRUSTEE
---------------------- ------------- ------------- -------------------------- --------------- ---------------------
---------------------- ------------- ------------- -------------------------- --------------- ---------------------

Frank E. Holmes        Trustee,      1989 to       Chairman of the Board of   Twelve          Director of 71316
(48)                   Chief         present       Directors, Chief                           Ontario, Inc. since
                       Executive                   Executive Officer, and                     April 1987 and of
                       Officer,                    Chief Investment Officer                   F. E. Holmes
                       President,                  of the Adviser. Since                      Organization, Inc.
                       Chief                       October 1989, Mr. Holmes                   since July 1978.
                       Investment                  has served and continues
                       Officer                     to serve in various
                                                   positions with the
                                                   Adviser, its
                                                   subsidiaries, and the
                                                   investment companies it
                                                   sponsors.

---------------------- ------------- ------------- -------------------------- --------------- ---------------------
-------------------------------------------------------------------------------------------------------------------


(1) Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

(2) Mr. Holmes is an "interested person" of the Trust by virtue of his position with U.S. Global Investors, Inc.





--------------------------------------------------------------------------------------------------------------------

                                                                        OFFICERS

--------------------------------------------------------------------------------------------------------------------

                                         TERM OF                                   NUMBER OF
                                         OFFICE(2)                                 PORTFOLIOS
                          POSITIONS       AND                                      IN FUND            OTHER
         NAME               HELD         LENGTH             PRINCIPAL              COMPLEX         DIRECTORSHIPS
        (AGE)               WITH         OF TIME          OCCUPATION(S)            OVERSEEN           HELD BY
      ADDRESS(1)            TRUST        SERVED        DURING PAST 5 YEARS        BY TRUSTEE          TRUSTEE

----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Susan B. McGee (44)     Executive Vice      1997 to       President and General Counsel of the Adviser. Since
                        President,          present       September 1992. Ms. McGee has served and continues to
                        Secretary,                        serve in various positions with the Adviser, its
                        General Counsel                   subsidiaries, and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
----------------------- ------------------- ------------- ----------------------------------------------------------

Tracy C. Peterson (31)  Treasurer           1998 to       Treasurer of the Trust and Chief Financial Officer of
                                            present       the Adviser. Since 1996, Mr. Peterson has served in
                                                          various positions with the Adviser, its subsidiaries,
                                                          and the investment companies it sponsors.

----------------------- ------------------- ------------- ----------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


(1)   Address, unless otherwise noted, is: 7900 Callaghan Road, San Antonio, TX 78229.

--------------------------------------------------------------------------------------------------------------------



The Board of Trustees has an audit committee. The audit committee is responsible for monitoring the fund's financial reporting and disclosure process and internal control system; reviewing the audit efforts of the fund's independent accountants; providing an open avenue of communication among the independent accountants, fund management and the Board; and confirming that fund management has established and maintains processes to assure compliance by the fund with all applicable laws, regulations and fund policies. The audit committee is made up of Messrs. Belz, Hughs, and Mandigo, all of whom are non-interested Trustees of the Trust. The audit committee held three meetings during the fiscal year ended October 31, 2003.



                             OWNERSHIP OF THE FUNDS

As of December 31, 2003, each Trustee beneficially owned that amount of fund shares and shares in all funds overseen by the Trustee in the fund complex as indicated by the dollar range set forth below.

-------------------------------------------------------------------------------
                                                  AGGREGATE DOLLAR RANGE
NAME OF TRUSTEE                                    OF EQUITYSECURITIES IN ALL
                        DOLLAR RANGE OF EQUITY REGISTERED INVESTMENT COMPANIES SECURITIES IN THE FUND COMPANIES OVERSEEN BY TRUSTEE HELD AS OF 12/31/2003 IN FAMILY OF INVESTMENT COMPANIES

----------------------- ----------------------- --------------------------------
----------------------- ----------------------- --------------------------------

INTERESTED TRUSTEE

Frank E. Holmes         $0                              Over $100,000

-------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

J. Michael Belz         $1 - $10,000                    $10,001 - $50,000
Richard E. Hughs        $10,001 - $50,000               ver $100,000
Clark R. Mandigo        Under $10,000                   Over $100,000

-------------------------------------------------------------------------------



                                  COMPENSATION


-------------------------------------------------------------------------------
                                                        TOTAL COMPENSATION
                                 TOTAL COMPENSATION       FROM U.S. GLOBAL FUND
NAME AND POSITION                       FROM                    COMPLEX(1)
                                 U.S.ACCOLADE FUNDS(2)      TO BOARD MEMBERS

------------------------------- ----------------------- ------------------------
------------------------------- ----------------------- ------------------------

Frank E. Holmes, Trustee, Chief        $0                       $0
Executive Officer, President
J. Michael Belz, Trustee            $21,250                   $21,250
Richard E. Hughs, Trustee           $25,250                   $25,250
Clark R. Mandigo, Trustee           $21,000                   $46,700


--------------------------------------------------------------------------------

(1) Total compensation paid by U.S. Global fund complex for fiscal year ended October 31, 2003. As of this date, there were twelve funds in the complex. Messrs. Holmes and Mandigo serve on the Boards of all twelve fund portfolios. Messrs. Belz and Hughs serve on the Board of three fund portfolios.

(2) Includes compensation related to three fund portfolios.

--------------------------------------------------------------------------------


                                 CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by the fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.


                              PROXY VOTING POLICIES

The board of trustees of U.S. Global Accolade Funds determined that it is in the best interest of the Trust to hire Institutional Shareholder Services (ISS) as proxy voting agent and to provide vote disclosure services for the funds. Pursuant to the Board's direction, ISS, a proxy voting and consulting firm, will receive proxy-voting statements, provide information and research, make proxy vote recommendations, vote the proxies and handle the administrative functions associated with the voting of client proxies. The proxy voting guidelines developed by ISS are set forth in the ISS Proxy Voting Guidelines Summary and Concise Global Proxy Voting Guidelines. The board also directed U.S. Global Investors, Inc. (Adviser) and subadvisers to monitor proxy-voting issues and provide any recommendations to the board on any particular proxy vote consistent with their investment management and fiduciary duties. The board may, on its own or based upon a recommendation of the Adviser or subadvisers, vote contrary to the ISS recommendation, if it determines it would be in the best interest of a fund to do so.


VOTING PROCEDURES

Upon receipt of proxy statements on behalf of USGAF, ISS will notify the Compliance Director the Adviser of the voting deadlines and provide a summary of its vote recommendations and rationale for each proxy. The Compliance Director will forward to each applicable subadviser ISS's vote recommendation for a fund for the subadviser to monitor.



                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   Auditors

     Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent;

o    Fees for non-audit services are excessive; or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   Board of Directors

     Voting on Director Nominees in Uncontested Elections. Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


     Classification/Declassification of the Board. Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.


     Independent Chairman (Separate Chairman/CEO). Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

     Majority of Independent Directors/Establishment of Committees. Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

     Vote FOR  shareholder  proposals  asking  that board  audit,  compensation,
     and/or  nominating   committees  be  composed  exclusively  of  independent
     directors if they currently do not meet that standard.

3.   Shareholder Rights


     Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


     Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.


     Cumulative Voting. Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions. Confidential Voting Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.   Proxy Contests

     Voting for Director Nominees in Contested Elections. Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


     Reimbursing Proxy Solicitation Expenses. Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASE- BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   Capital Structure

     Common Stock Authorization. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders;
o It is not designed to preserve the voting power of an insider or significant shareholder.

9.   Executive and Director Compensation

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analysis an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.


     Management  Proposals  Seeking  Approval  to  Reprice  Options.   Votes  on
     management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns;
     o    Rationale for the repricing;
     o    Value-for-value exchange;
     o    Option vesting;
     o    Term of the option;
     o    Exercise price; and
     o    Participation.

     Employee Stock Purchase Plans. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:
     o Purchase price is at least 85 percent of fair market value o Offering period is 27 months or less, and
     o    Potential  voting  power  dilution  (VPD) is ten  percent or less Vote
          AGAINST employee stock purchase plans where any of the opposite conditions obtain.


     Shareholder Proposals on Compensation . Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE/. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                    CONCISE GLOBAL PROXY VOTING GUIDELINES.


Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.


Financial Results/Director and Auditor Reports. Vote FOR approval of financial statements and director and auditor reports, unless:
     o there are concerns about the accounts presented or audit procedures used; or
     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.


Appointment of Auditors and Auditor Compensation Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     o there are serious concerns about the accounts presented or the audit procedures used;
     o    the auditors are being changed without explanation; or
     o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.


Appointment of Internal Statutory Auditors. Vote FOR the appointment or reelection of statutory auditors, unless:
     o there are serious concerns about the statutory reports presented or the audit procedures used;
     o questions exist concerning any of the statutory auditors being appointed; or
     o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


Allocation of Income.  Vote FOR approval of the allocation of income,  unless:
     o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     o    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative. Vote FOR most stock (scrip) dividend proposals. Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.


Amendments to Articles of Association. Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term. Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership. Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements. Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business. Vote AGAINST other business when it appears as a voting item.

Director Elections. Vote FOR management nominees in the election of directors, unless:
     o there are clear concerns about the past performance of the company or the board; or
     o    the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations. Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Director Compensation. Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis. Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis. Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.


Discharge of Board and Management. Vote FOR discharge of the board and management, unless:
     o there are serious questions about actions of the board or management for the year in question: or
     o    legal action is being taken against the board by other shareholders.


Director, Officer, and Auditor Indemnification and Liability Provisions. Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis. Vote AGAINST proposals to indemnify auditors.

Board Structure. Vote FOR proposals to fix board size. Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors. Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests General Issuances: Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital. Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital. Specific Issuances: Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.


Increases in Authorized Capital. Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding. Vote FOR specific proposals to increase authorized capital to any amount, unless:
     o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
     o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.


Reduction of Capital. Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY- CASE basis.

Capital Structures. Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure. Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock. Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders. Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares. Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests. Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights. Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt. Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers. Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share  Repurchase  Plans.  Vote FOR  share  repurchase  plans,  unless:
     o    clear evidence of past abuse of the authority is available; or
     o    the plan contains no safeguards against selective buybacks.


Reissuance of Shares Repurchased. Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.


Capitalization of Reserves for Bonus Issues/Increase in Par Value. Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.


Reorganizations/Restructurings. Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers  and  Acquisitions.  Vote FOR mergers and  acquisitions,  unless:
     o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
     o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request
to  make  an  informed  voting  decision.   ABSTAIN  if  there  is  insufficient
information available to make an informed voting decision.


Mandatory Takeover Bid Waivers. Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.


Reincorporation Proposals. Vote reincorporation proposals on a CASE-BY-CASE basis.


Expansion of Business Activities. Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.


Related-Party Transactions. Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans. Vote compensation plans on a CASE-BY-CASE basis.


Antitakeover Mechanisms. Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals. Vote all shareholder proposals on a CASE-BY-CASE basis. Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost. Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.



                              PRINCIPAL HOLDERS OF
                                   SECURITIES


As of February 10, 2004, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. As of February 10, 2004, no person owned of record, or beneficially, more than 5% of the outstanding shares of the fund.



                          INVESTMENT ADVISORY SERVICES


The fund's investment adviser is U.S. Global Investors, Inc. (Adviser), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer, Chief Investment Officer, and a Director of the Adviser, and Trustee, Chief Executive Officer, President, and Chief Investment Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.


In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

Management Fees

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees:

           Fiscal Period                     Management Fee

   Year ended October 31, 2003                  $109,814
   Year ended October 31, 2002                  $129,215
   Year ended October 31, 2001                  $170,680


For the services of the Adviser, the fund pays a management fee at an annual rate of 1.00% based on average net assets. Fees are accrued daily and paid monthly.


The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Leeb Capital Management, Inc. (Sub-Adviser). In connection with such services, the Adviser pays the Sub-Adviser; therefore, the fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund. The Adviser pays the Sub-Adviser 50 percent of the one percent management fee received from the fund net of any mutually agreed upon fee waivers, expense caps and reimbursements, if any. In addition, the Adviser and the Sub-Adviser will share expenses associated with marketing the fund's shares equally to the extent such marketing expenses exceed the 12b-1 plan expenditures by the fund.


For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:

                   Fiscal Period             Sub-Adviser Fee

             Year ended October 31, 2003        $54,907
             Year ended October 31, 2002        $64,608
             Year ended October 31, 2001        $85,340


The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 (1940 Act) or by the Board of Trustees of the Trust, and
(ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In connection with their review of the Advisory and sub-advisory agreements, the Board considered, among other factors, the nature, extent and quality of the Adviser and Sub-Adviser's services and the overall fairness of the agreement to the fund. The Trustees requested and evaluated reports from the Adviser that addressed specific factors designed to inform the Trustees' consideration of these and other issues. The noninterested trustees also received a memorandum from counsel to the non-interested trustees describing their duties in connection with contract renewals.

With respect to the nature and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the functions performed by the Adviser and Sub-Adviser, the personnel providing such services and the Adviser's financial condition and overall business plan, and considered the quality of the services provided. The Board reviewed a report prepared by an unaffiliated organization containing a variety of analyses of total returns, expense ratios and other financial measures of the fund compared to a peer group of funds pursuing broadly similar strategies, over relevant past periods, as well as a review of fund performance in comparison to relevant market indices and a peer group of funds. The Board also reviewed the Adviser and Sub-Adviser's compliance with regulatory requirements and considered the advisory fee and expense ratio for the fund.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the Advisory Agreement. The Board also reviewed the use of brokers who are affiliated with the Sub-Adviser to execute portfolio transactions on behalf of the fund. These matters were also considered by the independent Trustees in executive session, who unanimously recommended renewal of the agreements to the full Board. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Adviser and the Sub-Adviser to the fund and that the advisory fee was reasonable in relation to those services.


In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

Sub-Adviser Disciplinary History. Dr. Leeb and the Sub-Adviser have consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996, related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 4, 1995, related to certain recordkeeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censure, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the predecessor fund was a party to either proceeding.

Three states issued orders against the Sub-Adviser for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Adviser agreed to cease and desist such practice, paid fines, and registered in each state.



                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.


Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.


The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI), 7900 Callaghan Road, San Antonio, Texas 78229, an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of fund shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding fund shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as the fund's dividend-paying agent. For the fiscal years ended October 31, 2003, 2002, and 2001, the fund paid a total of $25,462, $30,997, and $29,958, respectively, for transfer agency fees and expenses.

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, an independent service provider, provides the fund with bookkeeping, accounting and custody services and determines the daily net asset value. The fund paid Brown Brothers Harriman & Co. $40,000 in each of the last three fiscal years ended October 31, 2003 for bookkeeping and accounting services. The fees paid to Brown Brothers Harriman & Co. are inclusive of administration services fees.

A&B Mailers, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ending October 31, 2003, the fund paid A&B Mailers, Inc. $5,450 for mail handling services.




     DISTRIBUTION PLAN

In 1996, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.


The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 2003, the fund paid a total of $26,533 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2003, are set forth in the table below.



 Advertising         Prospectus      Distribution    Compensation to         Travel & Promotion      Postage &
& Literature     Printing & Mailing      Fees         Broker/Dealers            Expenses              Mailing

   $8,599         $3,949                $8,000             $653                 $10,459                 $8



There were no unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 2003, which will be carried over to future years. The fund is not legally obligated to pay any unreimbursed expenses if the Distribution Plan is terminated.


U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes have a direct or indirect financial interest in the operation of the fund's Distribution Plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.



                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.


Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:


1. The securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2.   Securities of the same issuer must already exist in the fund's portfolio;

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the New York Stock Exchange ( NYSE), or Nasdaq-American Stock Exchange (Nasdaq-AMEX);

4. Any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   Thesecurities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.



                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.


Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.


Redemption in Kind. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.



                                   TAX STATUS


Taxation of the Fund - In General. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.


Taxation of the Fund's Investments. Securities sold during a period may generate gains or losses based on the cost at which they were purchased. Net realized capital losses, for federal income tax purposes, may be carried forward to offset current or future capital gains until expiration. At October 31, 2003, the fund had capital loss carryovers of $21,103,602 with an expiration date of October 31, 2010, and $65,441 with an expiration date of October 31, 2011.

The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.


If a fund owns shares in a foreign corporation that is a "passive foreign investment company" for U.S. Federal income tax purposes and that fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, that fund may be subject to U.S. Federal income tax on part of any "excess distribution it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if the fund distributes such income as a taxable dividend to its U.S. shareholders. The fund may also be subject to additional tax similar to an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the fund because of its ownership of shares in a "passive foreign investment company" will not lead to any deduction or credit to the fund or any shareholder. If the fund owns shares in a "passive foreign investment company" and the fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the fund may be required to include part of the ordinary income and net capital gains in its income each year, even if this income is not distributed to the fund. Any such income would be subject to the distribution requirements described above even if the fund did not receive any income to distribute.


Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

Foreign Taxes. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.



                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR


Brown Brothers Harriman & Co. serves as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust.




                              INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.




                                  FUND COUNSEL


General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $4,128 during the fiscal year ended October 31, 2003.




                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.



                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended October 31, 2003, are hereby incorporated by reference from the U.S. Global Accolade Funds 2003 Annual Report to Shareholders dated October 31, 2003. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.

================================================================================
PART C. OTHER INFORMATION (ITEMS 22 - 30)
================================================================================

                            PART C: OTHER INFORMATION


ITEM 23. EXHIBITS


The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted.

(a) 1. Second Amended and Restated Master Trust Agreement, dated August 16, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).


     2. Amendment No. 1 to the Second Amended and Restated Master Trust Agreement, dated May 16, 2002, included herein.


(b) By-laws incorporated by reference to initial registration dated April 15, 1993 (EDGAR Accession No. 0000902042-98-000006).(b)

(c) Instruments Defining Rights of Security Holders. Not applicable(c)

(d) 1. Advisory Agreement between Registrant and U.S. Global Investors, Inc., dated September 21, 1994, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).(d)


     2. Amendment dated November 15, 1996, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add MegaTrends Fund, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).


     3. Amendment dated February 28, 1997, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add Regent Eastern European Fund, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).


     4. Sub-Advisory Agreement among Registrant, U.S. Global Investors, Inc., and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A dated October 17, 1994 (EDGAR Accession No. 0000754811-95-000002).


     5. Sub-Advisory Agreement among Registrant, U.S. Global Investors, Inc., and Money Growth Institute, Inc. (now known as Leeb Capital Management, Inc.) dated November 15, 1996, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).


     6. Sub-Advisory Agreement dated February 18, 2002, among Registrant, U.S. Global Investors, Inc., and Charlemagne Capital Limited incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated October 16, 2002 (EDGAR Accession No. 00000000754811-02-000019).


     7.   Sub-Advisory Agreement dated September 4, 2003, among Registrant, U.S.
          Global  Investors,   Inc.,  and  Charlemagne  Capital  (IOM)  Limited,
          included herein.

(e) 1. Distribution Agreement dated September 3, 1998, between Registrant and U.S. Global Brokerage, Inc. incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A dated March 1, 1999 (EDGAR Accession No. 0000902042-99-000003).


     2. Specimen Selling Group Agreement between principal underwriter and dealers incorporated by reference to Post-Effective Amendment No. 15 dated March 1, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-99-000003).


     3. Specimen Dealer Agreement (Type 1) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).1.


     4. Specimen Bank/Trust Agreement (Type 1) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).(e)


     5. Specimen Dealer Agreement (Type 2) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A dated February 28, 2003 (EDGAR Accession No. 0000902042-03-000002).


     6. Specimen Bank/Trust Agreement (Type 2) between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-1A dated February 28, 2003 (EDGAR Accession No. 0000902042-03-000002).

(f)  Bonus or Profit Sharing Contracts. Not applicable.(f)

(g) 1. Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A dated January 29, 1998 (EDGAR Accession No. 0000902042-98-000006).(g)


     2. Amendment dated May 14, 1999, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A dated February 29, 2000 (EDGAR Accession No. 0000902042-00-000004).


     3. Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).


     4. Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).a.


     5.   Amendment  dated  February  16, 2001,  to Appendix B of the  Custodian
          Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A dated February 28, 2001 (EDGAR Accession No. 0000902042-01-500005).b.

(h) Transfer Agent Agreement between Registrant and United Shareholder Services, Inc. dated December 15, 2000, incorporated by reference to Post-Effective Amendment No18 to Registration Statement on Form N1-A dated February 28, 2001 (EDGAR Accession No. 0000902042-01-500005).(h)

(i) Opinion and consent of Susan B. McGee, Esq., counsel to the registrant, dated February 27, 2004, included herein.(i)

(j)  1.   Consent of  independent  auditor.  KPMG LLP,  dated February 27, 2004, included herein(j) .


     2. Consent of former independent auditor, Ernst & Young LLP, dated February 23, 2004, included herein.

(k)  Omitted Financial Statements. Not applicable(k)

(l)  Initial Capital Agreements. Not applicable.(l)

(m) 1. Bonnel Growth Fund Distribution Plan pursuant to Rule 12b-1 adopted September 21, 1994, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).(m)


     2. MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 adopted May 22, 1996, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).1.


     3. Regent Eastern European Fund Distribution Plan pursuant to Rule 12b-1 adopted February 28, 1997, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).2.

(n)  Rule 18f-3 Plan. Not applicable.(n)

(o)  Reserved.(o)

(p) Registrant's Code of Ethics, adopted May 22, 1996, and amended August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).(p)

(q) Power of Attorney dated December 18, 1998, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A dated December 30, 1998 (EDGAR Accession No. 0000902042-98-000044).(q)


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.


ITEM 25. INDEMNIFICATION

Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, the Trust shall indemnify (from the assets of the Sub-Trust or class thereof or Sub-Trusts or classes thereof in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as ("Disabling Conduct"). A determination that the Covered Person is entitled to indemnification, despite allegations of Disabling Conduct, may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking,
(ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the Covered Party ultimately will be found to be entitled to indemnification.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Fund Management" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.


ITEM 27. PRINCIPAL UNDERWRITERS

(a) U.S. Global Brokerage, Inc., a wholly owned subsidiary of U.S. Global Investors, Inc., is registered as a limited-purpose broker/dealer for the purpose of distributing U.S. Global Investors Funds and U.S. Global Accolade Funds shares, effective September 3, 1998.(a)

(b) The following table lists, for each director and officer of U.S. Global Brokerage, Inc., the information indicated.(b)


Name and Principal            Positions and Offices        Positions and Offices
Business Address              with Underwriter             with Registrant

Graig P. Ponthier             Director                     Vice President,
7900 Callaghan Road           President                    Shareholder Services
San Antonio, TX 78229

Tracy C. Petersen             Chief Accounting Officer     Treasurer
7900 Callaghan Road           Chief Financial Officer
San Antonio, TX 78229

Kathleen L. Eicher            Secretary                    Assistant Secretary
7900 Callaghan Road
San Antonio, TX 78229




(c) Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the registrant are kept at the registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian, fund accountant, and administrator for U.S. Global Accolade Funds are maintained at 40 Water Street, Boston, Massachusetts 02109.


ITEM 29. MANAGEMENT SERVICES

Not applicable


ITEM 30. UNDERTAKINGS

Not applicable

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on the 27th day of February 2004.



                                             U.S. GLOBAL ACCOLADE FUNDS




                                             By:/s/ Frank E. Holmes
                                             ------------------------

                                             Frank E. Holmes
                                             President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            Signature               Title                          Date

* /s/ J. Michael Belz
-------------------------
J. Michael Belz                 Trustee                        February 27, 2004


* /s/ Richard E. Hughs
-------------------------
Richard E. Hughs                Trustee                        February 27, 2004


/s/ Frank E. Holmes
------------------------->
Frank E. Holmes                 Trustee, President,            February 27, 2004
                                Chief Executive Officer
                                Chief Investment Officer


* /s/ Clark R. Mandigo
-------------------------
Clark R. Mandigo                Trustee                        February 27, 2004


/s/ Susan B. McGee
-------------------------
Susan B. McGee                  Executive Vice President       February 27, 2004
                                Secretary, General Counsel




*BY:  /s/ Susan B. McGee
     -------------------------------
      Susan B. McGee
      Attorney-in-Fact under
      Power of Attorney Dated December 18, 1998

                                  EXHIBIT INDEX
   Exhibit
     No.      Description of Exhibit


(a)2 Amendment No. 1 to the Second Amended and Restated Master Trust Agreement, dated May 16, 2002, included herein.

(d)7 Sub-Advisory Agreement dated September 4, 2003, among Registrant, U.S. Global Investors, Inc., and Charlemagne Capital (IOM) Limited, included herein.

(i) Opinion and consent of Susan B. McGee, Esq., counsel to the registrant, dated February 27, 2004.

(j)1 Consent of independent auditor, KPMG LLP, dated February 27, 2004.
   2 Consent of former  independent  auditor,  Ernst & Young LLP, dated February
     23, 2004.